UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 31, 2016

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Invest in municipal bonds
for tax-advantaged income.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Annual report for the year ended July 31, 2016

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide you with a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Each fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2016 (unaudited):

	Cumulative total returns	Average annual total returns		Gross
Class A shares	1 year	5 years	10 years/Lifetime*	expense ratios

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	–1.02%	0.64%	1.32%	0.59%
Limited Term Tax-Exempt Bond Fund of America	0.73	2.37	3.31	0.59

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	3.36	4.94	4.38	0.54
American High-Income Municipal Bond Fund	5.84	7.21	4.76	0.67
The Tax-Exempt Fund of California	3.51	5.66	4.66	0.60
American Funds Tax-Exempt Fund of New York	3.75	4.56	4.20	0.72

*	Applicable only to American Funds Tax-Exempt Fund of New York, which began operations on 11/1/10. All other funds reflect 10-year results.

For other share class results, visit americanfunds.com.

The 10-year investment result for American Funds Short-Term Tax-Exempt Bond Fund includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results reflect the reimbursement, without which the results would have been lower. This reimbursement will be in effect through at least September 30, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Please see the fund’s most recent prospectus for details.

A summary of each fund’s 30-day yield can be found on page 3.

Individual funds are listed in this report according to their risk potential, with the lowest risk funds listed first.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

17	American Funds Short-Term Tax-Exempt Bond Fund

23	Limited Term Tax-Exempt Bond Fund of America

28	The Tax-Exempt Bond Fund of America

35	American High-Income Municipal Bond Fund

40	The Tax-Exempt Fund of California

45	American Funds Tax-Exempt Fund of New York

50	Financial statements

85	Boards of trustees and other officers

Fellow investors:

We are pleased to present you with this annual report for our six municipal bond funds: American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York. This report covers the 12 months ended July 31, 2016, the conclusion of the funds’ fiscal year.

It was a strong period for the municipal market, as healthy demand, economic uncertainty and the accommodative monetary policy employed by a number of central banks contributed to a favorable environment for bond prices. Against this backdrop, all of the funds produced solid results. Total returns ranged from 1.51% for American Funds Short-Term Tax-Exempt Bond Fund to 9.45% for American High-Income Municipal Bond Fund. (See pages 4 through 16 for fund specific results and information.)

Economic and market overview

Municipal bond prices climbed steadily during the funds’ fiscal year. The Bloomberg Barclays Municipal Bond Index, a broad measure of the investment-grade market (bonds rated BBB/Baa and above), posted its 13th straight month of positive total returns in July. In general, bond price appreciation accounted for an unusually high proportion of these returns, as yields for many types of municipal securities remain near multiyear lows. We caution investors that such strong capital appreciation is unusual in the municipal market and unlikely to continue indefinitely.

A number of conditions helped support the rally. Equity markets were volatile at times as investors grappled with a slowing global economy and questioned the sustainability of the U.S. expansion. This spurred investors to seek the relative stability of bonds. For the period, the Bloomberg Barclays U.S. Treasury Index rose 5.77%. The implementation of negative interest rates in Europe and Japan further drove demand for U.S. fixed income securities. As of July 31, the yield on a 10-year U.S. Treasury bond was 1.46%. Tax-exempt bonds also benefited from these trends, generally outpacing Treasuries.

After increasing its target federal funds rate in December, a move that was widely anticipated, the Federal Reserve indicated it would take a cautious approach to further rate hikes in the face of mixed economic signals. However, after choosing to leave interest rates unchanged in its July meeting, the Federal Open Market Committee’s postmeeting statement noted that the near-term risks to the economic outlook had diminished.

In July, Puerto Rico failed to make some $1 billion in payments to bondholders, including $780 million of principal and interest on general obligation bonds. The default was the largest ever in the municipal market. We remind investors that Puerto Rico’s fiscal challenges are unique, and its issuers are not representative of the risk profile of the broader tax-exempt universe. What’s more, while prices for bonds linked to Puerto Rico have come under intense pressure in recent years, the bonds themselves held up comparatively well during the fiscal year.

Higher yielding municipal bonds outpaced investment-grade issues. The Bloomberg Barclays High-Yield Municipal Bond Index gained 13.44% for the year,

American Funds Tax-Exempt Funds	1

compared with a 6.94% increase for the Bloomberg Barclays Municipal Bond Index. The wide disparity in returns can be partially attributed to the high concentrations of tobacco-related bonds in the index — which generated some of the strongest returns for the period — and the presence of Puerto Rican bonds. In general, longer term bonds tended to outpace those of shorter duration. Revenue bonds, which support essential services such as water, sewer and electric utilities, generated higher returns on the whole than general obligation bonds.

Despite the low-rate environment, issuance was relatively modest for the 12 months. Investor demand for municipal bonds, however, was robust. These conditions further buoyed the year-long rally. As has been the case for some time, most of the funds covered in this report maintained relatively short duration positions throughout the fiscal year. In a strong bull market, this approach served as a drag on relative results. That said, we are pleased with the funds’ overall results and believe they are prudently positioned for the future.

Looking ahead

U.S. payroll employment registered a strong 292,000 gain in June, while wages continued to rise. Retail sales, housing starts and home sales increased. That said, while the U.S. does not appear to be entering a recession, growth remains modest. What’s more, many of the conditions that helped foster the recent bond market rally — weak growth abroad and unprecedented actions adopted by central banks around the world — remain in place. Currently we see no clear signal that these conditions are likely to end soon.

Therefore, we are seeking to maintain an evenhanded approach to the market going forward, mindful of the potential for rising rates and heightened volatility, but also aware that a lower for longer interest rate scenario could remain in place for some time. We are working hard to maintain an appropriate balance between risk and potential reward, relying on both macroeconomic and in-depth credit research to seek to identify bonds that can add value for investors.

Investment flows for each of the funds were solidly positive during the year. We take this opportunity to welcome our new investors.

We endeavor to be responsible stewards of your capital. As such, we thank you for the confidence you have placed in us.

Sincerely,

Brenda S. Ellerin

President, American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Neil L. Langberg

President, The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California

Karl J. Zeile

President, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York

September 12, 2016

For current information about the funds, visit americanfunds.com.

2	American Funds Tax-Exempt Funds

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class A shares as of August 31, 2016. Both measures reflect the 2.50%/3.75% maximum sales charge. Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ. The equivalent taxable yield assumes a 43.4% tax rate.1

	SEC	Equivalent		12-month
Class A shares	30-day yield	taxable yield		distribution rate

Reflecting 2.50% maximum sales charge
American Funds Short-Term Tax-Exempt Bond Fund	0.24%	0.42%		0.99%
Limited Term Tax-Exempt Bond Fund of America	0.39	0.69		2.08

Reflecting 3.75% maximum sales charge
The Tax-Exempt Bond Fund of America	1.29	2.28		2.96
American High-Income Municipal Bond Fund	2.13	3.76		3.61
The Tax-Exempt Fund of California	0.81	1.65	[2]	2.95
American Funds Tax-Exempt Fund of New York	1.25 [3]	2.42	[4]	2.33

[1]	Based on 2016 federal tax rates. For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[2]	For investors in the 50.93% federal and California state tax bracket.
[3]	The SEC 30-day yield for American Funds Tax-Exempt Fund of New York is 1.25% with the fund’s reimbursement.
[4]	For investors in the 48.39% federal and New York state tax bracket.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund

The fund produced a total return of 1.51% for the fiscal year ended July 31, 2016, outpacing the 1.20% return of the Lipper Short Municipal Debt Funds Average, a peer group measure. By way of comparison, the unmanaged Bloomberg Barclays Municipal Short 1–5 Years Index, which has no expenses, recorded a 2.15% gain. Investors cannot invest directly in an index.

The fund paid monthly dividends totaling 10.3 cents a share for the year. This amounts to a federally tax-exempt income return of 1.02% for investors who reinvested dividends. That is equivalent to a taxable income return of 1.80% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

Throughout the year, the fund’s managers took an evenhanded approach to the market, avoiding aggressive investments. Given the low-yield environment, fund expenses had a notable impact on returns relative to the unmanaged index. Issues from a broad array of sectors contributed to the fund’s overall positive return. Among the most additive were revenue bonds supporting housing and transportation projects.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 0.98% tax-exempt distribution rate3 as of July 31, 2016.

						The fund’s tax-exempt
If your taxable income is …				... then your federal		distribution rate of 0.98% is
Single		Joint		tax rate is …		equivalent to a taxable rate of ...

$0 –	9,275	$0 –	18,550	10.0%		1.09%
9,276 –	37,650	18,551 –	75,300	15.0		1.15
37,651 –	91,150	75,301 –	151,900	25.0		1.31
91,151 –	190,150	151,901 –	231,450	28.0		1.36
190,151 –	413,350	231,451 –	413,350	36.8	[1]	1.55
413,351 –	415,050	413,351 –	466,950	38.8	[1]	1.60
Over 415,050		Over 466,950		43.4	[1]	1.73

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

4	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Consists of the Lipper Tax-Exempt Money Market Funds Index through July 31, 2009 (the period ended prior to the fund’s conversion from a tax-exempt money market fund to a short-term tax-exempt bond fund), and the Bloomberg Barclays Municipal Short 1–5 Years Index thereafter. Results of the Lipper Tax-Exempt Money Market Funds Index do not reflect any sales charges. The Bloomberg Barclays index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	Prior to August 7, 2009, the fund was operated as a money market fund and did not have an initial sales charge.
[4]	In 2009, the fund changed its fiscal year-end from September 30 to July 31.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	10 years

Class A shares	–1.02%	0.60%	1.31%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

The 10-year investment result includes the fund’s results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore is not representative of the fund’s results had it operated as a short-term tax-exempt bond fund for the full term of that period. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	5

Limited Term Tax-Exempt Bond Fund of America

The fund recorded a 2.97% total return for the 12 months ended July 31. That result lagged the 3.98% gain of the unmanaged Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index, which has no expenses. Investors cannot invest directly in an index. The fund’s result also trailed the 3.11% total return of the Lipper Short-Intermediate Municipal Debt Funds Average, a peer group measure.

For the fiscal year, the fund paid monthly dividends totaling about 34.7 cents a share. Those individuals who reinvested dividends received a federally tax-exempt income return of 2.20%. This is equivalent to a taxable income return of 3.89% for investors in the 43.4%1 maximum federal tax bracket.

For some time, the fund’s managers have maintained a short duration position. In what proved to be a strong bull market, this approach held back the fund’s returns on a relative basis. Given the low-rate environment, fund expenses also had a notable impact on relative results. Investments in transportation, government public service and health care bonds generated some of the strongest returns of the fiscal year.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.11% tax-exempt distribution rate3 as of July 31, 2016.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 2.11% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		2.34%
9,276 –	37,650	18,551 –	75,300	15.0		2.48
37,651 –	91,150	75,301 –	151,900	25.0		2.81
91,151 –	190,150	151,901 –	231,450	28.0		2.93
190,151 –	413,350	231,451 –	413,350	36.8	[1]	3.34
413,351 –	415,050	413,351 –	466,950	38.8	[1]	3.45
Over 415,050		Over 466,950		43.4	[1]	3.73

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 2.50% on the $10,000 investment.1 Thus, the net amount invested was $9,750.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

6	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 3.75% until October 31, 2006.
[3]	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	10 years

Class A shares	0.38%	2.19%	3.23%

*Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	7

The Tax-Exempt Bond Fund of America

The fund produced a solid 6.69% total return for the fiscal year. This result trailed the 6.94% gain of the unmanaged Bloomberg Barclays Municipal Bond Index, which has no expenses. Investors cannot invest directly in an index. By way of comparison, the Lipper General & Insured Municipal Debt Funds Average, a peer group measure, recorded a 6.89% total return.

The fund paid monthly dividends totaling about 41.4 cents a share for the fiscal year, amounting to a federally tax-exempt income return of 3.24% for investors who reinvested dividends. This is equivalent to a taxable income return of 5.72% for investors in the 43.4%1 maximum federal tax bracket. The fund does not invest in bonds subject to the Alternative Minimum Tax (AMT).

The fund’s managers maintained the relatively conservative approach they had adopted in recent periods, focusing on shorter duration securities. This approach held the fund back slightly in relative terms. It is important to note, however, that fund managers are comfortable with portfolio positioning going forward and will continue to seek a sensible balance between identifying incremental yield opportunities and managing risk. Among the strongest contributors to the fund’s results were holdings of heath care and transportation issues.

We take this opportunity to welcome investors who formerly held shares in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, which merged with the fund effective June 17, 2016.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.97% tax-exempt distribution rate3 as of July 31, 2016.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 2.97% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		3.30%
9,276 –	37,650	18,551 –	75,300	15.0		3.49
37,651 –	91,150	75,301 –	151,900	25.0		3.96
91,151 –	190,150	151,901 –	231,450	28.0		4.13
190,151 –	413,350	231,451 –	413,350	36.8	[1]	4.70
413,351 –	415,050	413,351 –	466,950	38.8	[1]	4.85
Over 415,050		Over 466,950		43.4	[1]	5.25

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

8	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	10 years

Class A shares	2.73%	4.71%	4.26%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	9

American High-Income Municipal Bond Fund

The fund generated a 9.45% total return for the fiscal year ended July 31, 2016, slightly trailing the 9.62% gain of the Lipper High Yield Municipal Debt Funds Average, a measure of the fund’s peer group. The fund also lagged the 13.44% total return of the unmanaged Bloomberg Barclays High Yield Municipal Bond Index, which has no expenses. The fund exceeded the 6.94% total return of the unmanaged Bloomberg Barclays Municipal Bond Index, which also has no expenses. Investors cannot invest directly in an index.

The fund paid monthly dividends totaling 61.4 cents a share, amounting to a federally tax-exempt income return of 4.07% for investors who reinvested dividends. This is equivalent to a taxable income return of 7.19% for investors in the 43.4%1 maximum federal tax bracket. A portion of the fund’s return also may be exempt from some state and local taxes.

The strong bull market has resulted in credit spread tightening across the municipal bond universe. Tighter spreads indicate that demand has driven prices for lower quality bonds closer to those for higher quality bonds. Given these conditions, the fund’s managers have adopted a relatively conservative stance, seeking to balance risk and potential reward and avoid paying too much for bonds of relatively lower quality. While this approach held back relative results in the recently concluded fiscal year, we believe the fund is well positioned going forward. We note that the Bloomberg Barclays High Yield Municipal Bond Index has substantial concentrations in tobacco and Puerto Rico-related bonds, areas of the market that were particularly strong during the fiscal year. The fund invests in a broad range of tax-exempt bonds, representing a diversity of sectors, industries and credit quality.

Tax-exempt yields vs. taxable yields

Find your estimated taxable income below to determine your federal tax rate,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 3.65% tax-exempt distribution rate3 as of July 31, 2016.

						The fund’s tax-exempt
If your taxable income is …				… then your federal		distribution rate of 3.65% is
Single		Joint		tax rate is …		equivalent to a taxable rate of …

$0 –	9,275	$0 –	18,550	10.0%		4.06%
9,276 –	37,650	18,551 –	75,300	15.0		4.29
37,651 –	91,150	75,301 –	151,900	25.0		4.87
91,151 –	190,150	151,901 –	231,450	28.0		5.07
190,151 –	413,350	231,451 –	413,350	36.8	[1]	5.78
413,351 –	415,050	413,351 –	466,950	38.8	[1]	5.96
Over 415,050		Over 466,950		43.4	[1]	6.45

[1]	For the year 2016, there will be an Unearned Income Medicare Contribution Tax of 3.8% that applies to net investment income for taxpayers whose modified adjusted gross income exceeds $200,000 (for single filers) and $250,000 (for married filing jointly). Thus taxpayers in the highest tax bracket will face a combined 43.4% marginal tax rate on their investment income.
[2]	Based on 2016 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

10	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	10 years

Class A shares	5.34%	6.95%	4.66%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	11

The Tax-Exempt Fund of California

The fund produced a 6.65% total return for the fiscal year. That result lagged the 6.95% gain of the unmanaged Bloomberg Barclays California Municipal Index, which has no expenses. Investors cannot invest directly in an index. The fund’s result also trailed the 8.11% total return of the Lipper California Municipal Debt Funds Average, a peer group measure.

For the period, the fund paid monthly dividends totaling about 56.4 cents a share. Investors who chose to reinvest dividends received an income return of 3.24%. This is equivalent to a taxable income return of 5.72% for those in the 50.93% effective combined federal and California tax bracket.

California’s economy is strengthening. The unemployment rate was 5.5% in July, down from 6.1% a year earlier, providing a constructive backdrop for municipal bonds. Shortly after the close of the fiscal year, Fitch upgraded the state’s credit rating to AA, following similar increases by two other major rating agencies. The fund’s managers sought to maintain a relatively short duration position throughout the period, an approach that detracted from the fund’s returns in relative terms. Because the fund’s approach historically has been relatively conservative, it has lagged the broader market during periods of strength. However, the managers believe this approach provides the potential to outpace the market during challenging periods and over the long term. The fund’s return was supported by positive contributions from holdings across a spectrum of sectors, credit quality and duration.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and California tax rate,* then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.98% tax-exempt distribution rate† at July 31, 2016.

				then your combined	The fund’s tax-exempt
If your taxable income is …				federal and California	distribution rate of 2.98% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of…

$0 –	7,850	$0 –	15,700	10.90%	3.34%
7,851 –	9,275	15,701 –	18,550	11.80	3.38
9,276 –	18,610	18,551 –	37,220	16.70	3.58
18,611 –	29,372	37,221 –	58,744	18.40	3.65
29,373 –	37,650	58,745 –	75,300	20.10	3.73
37,651 –	40,773	75,301 –	81,546	29.50	4.23
40,774 –	51,530	81,547 –	103,060	31.00	4.32
51,531 –	91,150	103,061 –	151,900	31.98	4.38
91,151 –	190,150	151,901 –	231,450	34.70	4.56
190,151 –	263,222	231,451 –	413,350	42.68	5.20
263,223 –	315,866	–		43.31	5.26
315,867 –	413,350	–		43.94	5.32
–		413,351 –	466,950	44.49	5.37
413,351 –	415,050	–		45.72	5.49
–		466,951 –	526,444	48.66	5.80
–		526,445 –	631,732	49.23	5.87
415,051 –	526,443	631,733 –	1,000,000	49.80	5.94
526,444 –	1,000,000	1,000,001 –	1,052,886	50.36	6.00
Over 1,000,000		Over 1,052,886		50.93	6.07

*	Based on 2016 federal and 2015 California tax rates. (State rates from 1.0% to 13.3% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates paid by California residents may be lower than those shown due to the availability of income tax deductions.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gains distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

12	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	10 years

Class A shares	2.63%	5.36%	4.53%

* Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	13

American Funds Tax-Exempt Fund of New York

The fund recorded a total return of 6.95% for the fiscal year. That result slightly exceeded the 6.72% total return of the unmanaged Bloomberg Barclays New York Municipal Index, which has no expenses. Investors cannot invest directly in an index. However, the fund trailed the 7.35% gain of the Lipper New York Municipal Debt Funds Average, a peer group measure.

The fund paid monthly dividends totaling 27.1 cents a share for the fiscal year. This represents an income return of 2.57% for those who reinvested dividends. For investors in the 50.59% combined effective federal, New York state and New York City tax bracket, this is equivalent to a taxable income return of 4.55%.

Over the period, the fund received positive contributions from a variety of holdings. Investments in the government public service, education and health care sectors were among those with the strongest returns.

Tax-exempt yields vs. taxable yields

Find your estimated 2016 taxable income below to determine your combined federal and New York state tax rate,1,2 then look in the far right column to see what you would have had to earn from a taxable investment to equal the fund’s 2.35% tax-exempt distribution rate3 at July 31, 2016.

				then your combined	The fund’s tax-exempt
If your taxable income is …				federal and New York	distribution rate of 2.35% is
Single		Joint		state tax rate is …	equivalent to a taxable rate of…

$0 –	8,400	$0 –	16,950	13.60%	2.72%
8,401 –	9,275	16,951 –	18,550	14.05	2.73
9,276 –	11,600	18,551 –	23,300	18.83	2.90
11,601 –	13,750	23,301 –	27,550	19.46	2.92
13,751 –	21,150	27,551 –	42,450	20.02	2.94
21,151 –	37,650	42,451 –	75,300	20.48	2.96
37,651 –	79,600	75,301 –	151,900	29.84	3.35
79,601 –	91,150	–		29.99	3.36
–		151,901 –	159,350	32.64	3.49
91,151 –	190,150	159,351 –	231,450	32.79	3.50
190,151 –	212,500	231,451 –	318,750	41.00	3.98
212,501 –	413,350	318,751 –	413,350	41.13	3.99
413,351 –	415,050	413,351 –	466,950	42.99	4.12
415,051 –	1,062,650	466,951 –	2,125,450	47.28	4.46

Over 1,062,650		Over 2,125,450		48.39	4.55

[1]	Income generated by the fund’s investments is also generally exempt from New York City taxes, offering additional tax advantages to New York City residents.
[2]	Based on 2016 federal and 2015 New York state tax rates. (State rates from 4.00% to 8.82% are individually calculated for each bracket. The federal brackets are expanded to include additional state brackets.) The effective combined tax rates assume full deductibility of state taxes.
[3]	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of July 31, 2016. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

Fund results shown on the following page are for Class A shares and, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.* Thus, the net amount invested was $9,625. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

14	American Funds Tax-Exempt Funds

How a $10,000 investment has grown

(for the period November 1, 2010, to July 31, 2016, with dividends reinvested)

*	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
†	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg Barclays source: Bloomberg Index Services Ltd.

The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment

For periods ended July 31, 2016*

	1 year	5 years	Lifetime

Class A shares	2.89%	4.35%	4.11%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses. This reimbursement will be in effect through at least September 30, 2017, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Portfolio quality summary*

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

American Funds Tax-Exempt Funds	15

Results at a glance

For periods ended July 31, 2016, with distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

American Funds Short-Term Tax-Exempt Bond Fund (Class A shares)	1.51%	1.10%	—	1.45%
Bloomberg Barclays Municipal Short 1–5 Years Index[2]	2.15	1.59	3.00%	1.99
Lipper Short Municipal Debt Funds Average	1.20	1.04	1.80	1.31

Limited Term Tax-Exempt Bond Fund of America (Class A shares)	2.97	2.71	3.49	4.12
Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index[3]	3.98	2.92	4.00	4.38
Lipper Short-Intermediate Municipal Debt Funds Average	3.11	2.17	2.97	3.61

The Tax-Exempt Bond Fund of America (Class A shares)	6.69	5.51	4.66	6.68
Bloomberg Barclays Municipal Bond Index	6.94	5.13	5.01	—	[4]
Lipper General & Insured Municipal Debt Funds Average	6.89	5.31	4.35	6.64

American High-Income Municipal Bond Fund (Class A shares)	9.45	7.78	5.06	5.81
Bloomberg Barclays Municipal Bond Index	6.94	5.13	5.01	5.68
Bloomberg Barclays High Yield Municipal Bond Index	13.44	7.59	5.06	—	[4]
Lipper High Yield Municipal Debt Funds Average	9.62	7.15	4.31	5.30

The Tax-Exempt Fund of California (Class A shares)	6.65	6.17	4.93	5.76
Bloomberg Barclays California Municipal Index	6.95	5.84	5.25	—	[4]
Lipper California Municipal Debt Funds Average	8.11	6.40	4.72	5.77

American Funds Tax-Exempt Fund of New York (Class A shares)	6.95	5.15	—	4.80
Bloomberg Barclays New York Municipal Index	6.72	4.97	4.97	4.53
Lipper New York Municipal Debt Funds Average	7.35	5.02	4.25	4.31

[1]	Since 8/7/09 (American Funds Short-Term Tax-Exempt Bond Fund), 10/6/93 (Limited Term Tax-Exempt Bond Fund of America), 10/3/79 (The Tax-Exempt Bond Fund of America), 9/26/94 (American High-Income Municipal Bond Fund), 10/28/86 (The Tax-Exempt Fund of California) and 11/1/10 (American Funds Tax-Exempt Fund of New York).
[2]	The Bloomberg Barclays Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years.
[3]	The Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.
[4]	This index did not exist at the fund’s inception.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Bloomberg Barclays source: Bloomberg Index Services Ltd.

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 93.07%	Principal amount (000)	Value (000)
Alabama 2.39%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$9,500	$10,647
Other securities		7,996
		18,643

California 9.29%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.34% 2045 (put 2023)[1]	6,600	6,596
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.14% 2047 (put 2019)[1]	3,000	3,000
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.04% 2034 (put 2020)[1]	2,000	1,992
G.O. Bonds, Series 2012-A, 0.89% 2033 (put 2018)[1]	1,500	1,495
Various Purpose G.O. Bonds, 3.00% 2016	5,000	5,001
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	500	570
Various Purpose G.O. Ref. Bonds, 5.00% 2018	3,000	3,224
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.846% 2047 (put 2019)[1]	3,500	3,502
Other securities		47,206
		72,586

Connecticut 1.60%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	895	979
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, 4.00% 2044	1,480	1,566
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	670	677
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	3,445	3,679
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,985	2,132
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	1,400	1,532
Other securities		1,898
		12,463

Florida 4.39%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2017	1,000	1,037
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	7,450	8,315
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 1.19% 2017[1]	3,800	3,802
Other securities		21,113
		34,267

Georgia 3.16%
Dev. Auth. Of Floyd County, Pollution Control Rev. Bonds (Georgia Power Company Plant Hammond Project), 2.35% 2022 (put 2020)	4,000	4,177
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2014-A, 0.74% 2025 (put 2017)[1]	5,250	5,250
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.72% 2025 (put 2017)[1]	3,500	3,497
Other securities		11,760
		24,684

Illinois 7.29%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	3,500	4,023
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	3,279
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.65% 2025 (put 2019)	10,390	10,563
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,256

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.44% 2050 (put 2025)[1]	$3,400	$3,383
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-A, 5.00% 2016	4,000	4,070
Other securities		30,386
		56,960

Indiana 1.71%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 1.75% 2031 (put 2018)	500	507
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	1,875	1,899
Other securities		10,953
		13,359

Massachusetts 4.66%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 0.99% 2038 (put 2018)[1]	8,315	8,314
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	3,000	3,582
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2018	1,000	1,070
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2017	400	405
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 4.00% 2018	500	519
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2021	3,000	3,379
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	845	894
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	900	976
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	1,480	1,595
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	1,000	1,094
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 160, AMT, 3.75% 2034	460	476
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	510	521
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	1,640	1,679
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	915	1,002
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,415	3,706
Other securities		7,207
		36,419

Michigan 3.17%
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-F3, 1.40% 2047 (put 2018)	1,500	1,514
Other securities		23,227
		24,741

Minnesota 1.63%
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2011-G, 4.25% 2035	620	649
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	855	893
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	695	714
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	1,225	1,339
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,695	5,051
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	930	1,010
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	950	1,013
Other securities		2,054
		12,723

Nebraska 1.65%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	4,200	4,746
Other securities		8,158
		12,904

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Nevada 1.88%
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	$5,500	$5,638
Other securities		9,083
		14,721

New Jersey 4.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	4,000	4,347
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 4.00% 2017	3,500	3,631
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2018	2,000	2,167
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2020	750	845
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2021	2,000	2,290
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2018	2,250	2,438
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.06% 2023 (put 2017)[1]	4,000	4,000
Other securities		11,605
		31,323

New Mexico 0.97%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	2,000	2,056
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,250	2,313
Other securities		3,207
		7,576

New York 9.82%
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	4,165	5,091
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2016	1,000	1,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2019	750	829
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2020	2,000	2,342
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.02% 2039 (put 2020)[1]	6,250	6,210
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	1,765	1,821
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	3,270	3,430
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	3,000	3,298
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,000	1,088
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,000	1,069
City of New York, G.O. Bonds, Fiscal 2004, Series 2014-A-6, 0.94% 2031[1]	2,500	2,496
City of New York, G.O. Bonds, Series 2008-J-4, 0.99% 2025[1]	6,000	6,000
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	1,000	1,045
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2018	1,000	1,088
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2020	1,500	1,745
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	4,700	5,254
Other securities		32,919
		76,739

Ohio 2.06%
Solid Waste Disposal Rev. Bonds (Waste Management Inc. Project), Series 2002, AMT, 1.70% 2022 (put 2018)	2,500	2,534
Other securities		13,543
		16,077

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 1.31%
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	$3,050	$3,350
Other securities		6,898
		10,248

Pennsylvania 2.82%
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2021	4,000	4,248
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2021	3,500	4,103
Other securities		13,715
		22,066

Rhode Island 1.13%
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	3,275	3,517
Other securities		5,305
		8,822

South Carolina 0.66%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-A, 4.00% 2020	2,945	3,325
Other securities		1,803
		5,128

Tennessee 1.73%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	875	940
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	635	678
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,525	1,637
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	740	789
Housing Dev. Agcy., Residential Fin. Program Bonds, 4.00% 2046	480	526
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	1,365	1,427
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	745	801
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	1,755	1,901
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	1,470	1,589
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	1,115	1,204
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	960	1,040
Other securities		999
		13,531

Texas 7.37%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bond Anticipation Notes, Series 2014-A, 3.00% 2016	8,150	8,230
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	2,000	2,073
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, 5.00% 2018	2,000	2,133
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012-C, 2.00% 2027 (put 2016)	1,160	1,165
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-B, 0.82% 2033 (put 2018)[1]	6,000	5,980
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.82% 2041 (put 2018) [1]	6,500	6,460
Other securities		31,509
		57,550

Virginia 0.87%
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2013-A, 5.00% 2020	3,000	3,454
Other securities		3,354
		6,808

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund

	Principal amount (000)	Value (000)
Washington 3.41%
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	$2,500	$2,571
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	5,000	5,209
Other securities		18,821
		26,601

Wisconsin 2.67%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,087
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	4,500	5,178
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	4,000	4,260
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,536
Other securities		8,778
		20,839

Other states & U.S. territories 11.42%
Other securities		89,172

Total bonds, notes & other debt instruments (cost: $717,940,000)		726,950

Short-term securities 6.39%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-4, 0.44% 10/5/2016	5,000	5,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.39% 2026[1]	3,500	3,500
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.45% 8/9/2016	2,000	2,000
State of Massachusetts, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-EE, 0.43% 9/6/2016	4,811	4,811
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	4,000	4,008
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-G, 1.00% 8/1/2016	12,000	12,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-F 2.00% 10/1/2016	1,000	1,003
State of New York, City of New York, G.O. Bonds, Series 1994-E-2, 0.39% 2020[1]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[1]	2,000	2,000
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.39% 2022[1]	3,585	3,585
State of Virginia, Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 0.44% 2038[1]	5,000	5,000
Other securities		4,006

Total short-term securities (cost: $49,911,000)		49,914
Total investment securities 99.46% (cost: $767,851,000)		776,864
Other assets less liabilities 0.54%		4,249

Net assets 100.00%		$781,113

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,571,000, which represented .33% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

22	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 91.34%	Principal amount (000)	Value (000)
Alabama 1.30%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$18,500	$20,732
Other securities		28,178
		48,910

California 11.53%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.34% 2045 (put 2023)[1]	20,500	20,488
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.34% 2047 (put 2023)[1]	3,500	3,498
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.14% 2047 (put 2019)[1]	1,000	1,000
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.54% 2045 (put 2024)[1]	2,500	2,526
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.04% 2034 (put 2020)[1]	2,500	2,490
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.14% 2034 (put 2021)[1]	10,480	10,432
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	10,147
G.O. Bonds, Series 2012-A, 0.89% 2033 (put 2018)[1]	5,000	4,984
G.O. Bonds, Series 2013-C, 0.99% 2028 (put 2016)[1]	5,000	5,000
Various Purpose G.O. Bonds, 3.00% 2016	18,000	18,003
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	500	570
Various Purpose G.O. Bonds, 5.00% 2026	3,000	3,866
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	6,013
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	8,006
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	9,119
Other securities		326,332
		432,474

Connecticut 1.04%
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,465
Other securities		29,422
		38,887

District of Columbia 1.05%
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031, (put 2018)	8,500	9,020
Other securities		30,455
		39,475

Florida 7.70%
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,448
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	12,324
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,697
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	11,142
Other securities		240,953
		288,564

Georgia 2.45%
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,491
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	13,014
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,934
Other securities		57,561
		92,000

American Funds Tax-Exempt Funds	23

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.62%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	$9,900	$10,695
Other securities		12,475
		23,170

Illinois 8.27%
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,528
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,064
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,346
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,608
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,121
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	7,199
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,576
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,990
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,828
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,115
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,194
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,543
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	12,341
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.44% 2050 (put 2025)[1]	10,500	10,449
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	15,238
Other securities		224,844
		309,984

Indiana 2.91%
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	10,623
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017 (escrowed to maturity)	20,545	20,962
Other securities		77,510
		109,095

Maryland 0.97%
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,275
Other securities		26,955
		36,230

Michigan 4.55%
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,055
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,052
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	890	933
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,696
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,899
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,122

24	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	$10,000	$11,484
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,632
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,131
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,993
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,846
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,224
Other securities		131,584
		170,651

Nebraska 0.86%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	9,944
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	8,670	9,260
Other securities		12,918
		32,122

Nevada 2.31%
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,288
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	15,150	15,530
Other securities		56,777
		86,595

New Jersey 2.70%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.12% 2024 (put 2018)[1]	11,500	11,522
Other securities		89,566
		101,088

New York 9.44%
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,499
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,370	5,689
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,806
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,990
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,356
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2016	2,000	2,027
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,952
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.02% 2039 (put 2020)[1]	12,250	12,171
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.163% 2026 (put 2016)[1]	2,650	2,650
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,215
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,198
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,201
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,706
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	9,700	10,550
City of New York, G.O. Bonds, Fiscal 2014, Series 2013-G, 5.00% 2016	1,400	1,400
City of New York, G.O. Bonds, Series 2008-J-4, 0.99% 2025[1]	8,825	8,825
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,227
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,818
City of New York, G.O. Bonds, Series 2013-D, 5.00% 2016	1,000	1,000
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,180
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,816

American Funds Tax-Exempt Funds	25

Limited Term Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	$1,500	$1,870
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,260
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,619
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,308
Other securities		232,802
		354,149

Texas 8.09%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	9,000	9,859
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.127% 2045 (put 2020)[1]	13,000	13,066
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.14% 2021 (put 2018)[1]	13,500	13,491
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	11,152
Other securities		255,699
		303,267

Washington 2.49%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 1.14% 2045 (put 2018)[1]	10,500	10,510
Other securities		82,901
		93,411

Wisconsin 1.57%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,863
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	9,166
Other securities		37,713
		58,742

Other states & U.S. territories 21.49%
Other securities		806,486

Total bonds, notes & other debt instruments (cost: $3,281,897,000)		3,425,300

Short-term securities 8.26%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.30% 11/3/2016	5,000	5,000
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-4, 0.44% 10/5/2016	8,000	8,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	14,000	14,323
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	25,000	25,320
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,029
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	20,000	20,042
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,567
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1, 1.00% 8/1/2016	5,000	5,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-G, 1.00% 8/1/2016	20,000	20,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	10,000	10,089
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-F 2.00% 10/1/2016	15,000	15,039
State of New York, City of New York, G.O. Bonds, Series 1994-E-2, 0.39% 2020[1]	5,500	5,500
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.39% 2036[1]	9,900	9,900

26	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.40% 2038[1]	$3,000	$3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.39% 2045[1]	7,900	7,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[1]	7,000	7,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	22,000	22,045
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	13,000	13,177
Other securities		95,692

Total short-term securities (cost: $309,538,000)		309,624
Total investment securities 99.60% (cost: $3,591,435,000)		3,734,924
Other assets less liabilities 0.40%		14,866

Net assets 100.00%		$3,749,790

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $14,457,000, which represented 0.39% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	27

The Tax-Exempt Bond Fund of America

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 94.44%	Principal amount (000)	Value (000)
Alabama 1.23%
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	$38,000	$42,585
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	25,564
Other securities		101,424
		169,573

Arizona 2.10%
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.243% 2037[1]	27,200	25,308
Other securities		264,443
		289,751

California 10.68%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.54% 2045 (put 2024)[1]	30,850	31,174
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	24,000	29,139
G.O. Bonds, Series 2012-A, 0.89% 2033 (put 2018)[1]	6,000	5,980
Various Purpose G.O. Bonds, 3.00% 2016	39,000	39,006
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	1,000	1,140
Various Purpose G.O. Bonds, 5.00% 2017	3,900	3,989
Various Purpose G.O. Bonds, 5.00% 2029	2,500	3,166
Various Purpose G.O. Bonds, 5.25% 2018	5,000	5,355
Various Purpose G.O. Bonds, 5.25% 2028	10,185	12,271
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,624
Various Purpose G.O. Bonds, 5.25% 2031	4,000	5,139
Various Purpose G.O. Bonds, 5.25% 2032	10,000	12,799
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,088
Various Purpose G.O. Bonds, 6.00% 2039	10,000	11,634
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,085
Various Purpose G.O. Bonds, Series 2015-C, 5.00% 2030	2,500	3,156
Various Purpose G.O. Ref. Bonds, 5.00% 2016	5,000	5,040
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,779
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,850	24,798
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	17,990	20,923
Other securities		1,235,760
		1,476,045

Colorado 2.20%
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	26,165	29,133
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	23,765	27,579
Other securities		247,828
		304,540

Delaware 0.24%
Transportation Auth., Rev. Bonds (U.S. 301 Project), 5.00% 2055	25,455	30,052
Other securities		3,665
		33,717

Florida 7.38%
Miami Beach Redev. Agcy., Tax Increment Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	18,000	21,305
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	32,590
Other securities		965,310
		1,019,205

28	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Georgia 2.83%
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	$20,500	$25,114
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	19,670	21,312
Other securities		344,199
		390,625

Illinois 10.03%
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	27,500	32,122
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	18,500	21,709
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	31,785
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	19,000	22,820
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	27,500	32,720
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.44% 2050 (put 2025)[1]	25,800	25,674
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	17,340	24,281
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033 (preref. 2018)	18,210	19,489
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,562
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,190
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,554
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	8,382
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2032	1,000	1,175
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,577
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	34,430	39,950
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,958
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,550
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,423
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,814
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	9,500	11,438
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,596
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,274
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,234
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,479
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,753
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,443
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,317
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	13,450	16,296
Other securities		1,036,656
		1,386,221

Indiana 1.91%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	23,199
Other securities		240,573
		263,772

Kentucky 0.63%
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	18,020	21,839
Other securities		64,669
		86,508

Louisiana 1.87%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	24,560	26,299
Other securities		232,644
		258,943

American Funds Tax-Exempt Funds	29

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 3.56%
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	$20,000	$25,529
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	53,520	53,905
Other securities		412,423
		491,857

New Jersey 2.14%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	58,645	58,024
Other securities		237,901
		295,925

New York 6.30%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	21,000	23,918
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,069
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	3,000	3,041
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	4,100	4,344
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	7,100
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-D, 5.00% 2016	5,000	5,068
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2016	1,000	1,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	13,000	15,614
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	8,000	9,647
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	24,065
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.02% 2039 (put 2020)[1]	13,000	12,917
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	7,343
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,957
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	9,782
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	8,450
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,751
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	12,115
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,706
Other securities		705,833
		870,748

Ohio 3.80%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	19,990	19,992
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	103,455	103,401
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	38,380	39,247
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	28,000	30,849
Other securities		331,112
		524,601

30	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
Oregon 0.49%
G.O. Bonds (Veterans’ Welfare Bonds 96), Series 2015-Q, 4.00% 2045	$12,885	$14,132
State Board of Higher Education, G.O. Bonds, Series 2006-A, 5.00% 2031 (preref. 2016)	1,695	1,695
State Board of Higher Education, G.O. Bonds, Series 2006-A, 5.00% 2036 (preref. 2016)	2,715	2,716
Other securities		48,672
		67,215

Texas 9.22%
Bexar County, Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	21,815
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	32,800	38,387
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.127% 2045 (put 2020)[1]	22,000	22,112
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	30,000	37,480
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,069
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021 (preref. 2018)	3,295	3,548
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023 (preref. 2018)	11,025	11,871
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025 (preref. 2018)	4,385	4,721
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.11% 2038 (put 2020)[1]	7,500	7,522
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033 (preref 2018)	6,890	7,382
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	465	497
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	1,545	1,652
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	615	660
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2012-B, 5.25% 2052	8,435	9,780
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-B, 5.00% 2040	7,200	8,448
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033	1,860	1,980
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-A, 5.625% 2033 (preref. 2018)	6,350	6,804
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	11,000	11,805
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	8,500	9,122
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	2,995	3,367
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	13,005	14,676
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	940	1,060
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028 (preref. 2019)	4,060	4,591
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	935	1,048
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039 (preref. 2019)	4,065	4,612
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,795
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,952
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-A, 1.24% 2050 (put 2019)[1]	3,600	3,600
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,996
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,773
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,195
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	7,500	9,068
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	5,403
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,785
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,783
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,800	2,251

American Funds Tax-Exempt Funds	31

The Tax-Exempt Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	$1,000	$1,246
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	500	620
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	455	562
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,230
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,200	1,470
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,219
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	4,000	4,842
Other securities		973,732
		1,274,531

Washington 2.70%
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	22,000	23,134
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.44% 2035 (put 2021)[1]	59,750	59,295
Other securities		291,284
		373,713

Wisconsin 1.95%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	60,201
Other securities		209,322
		269,523

Other states & U.S. territories 23.18%
Other securities		3,203,062

Total bonds, notes & other debt instruments (cost: $12,095,527,000)		13,050,075

Short-term securities 5.82%
State of California, Various Purpose G.O. Bonds, 2.00% 8/1/2016	6,470	6,471
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	60,000	61,384
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	75,000	75,959
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	25,000	25,049
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	21,705	21,750
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.40% 2030[1]	3,200	3,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.40% 2030[1]	20,300	20,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.40% 2035[1]	10,000	10,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	10,000	10,089
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1, 1.00% 8/1/2016	10,000	10,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-F, 0.50% 8/1/2016	17,000	17,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-G, 1.00% 8/1/2016	48,000	48,002
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	33,000	33,294
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-F 2.00% 10/1/2016	39,000	39,102
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-2-C, 2.00% 2/1/2017	5,320	5,359
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.39% 2045[1]	8,340	8,340
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[1]	8,600	8,600

32	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Tax-Exempt Bonds, Fiscal 2016 Series D, 1.50% 11/1/2016	$1,600	$1,605
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.39% 2022[1]	4,000	4,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	101,300	101,505
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	35,000	35,477
Other securities		257,564

Total short-term securities (cost: $803,787,000)		804,050
Total investment securities 100.26% (cost: $12,899,314,000)		13,854,125
Other assets less liabilities (0.26)%		(36,570)

Net assets 100.00%		$13,817,555

American Funds Tax-Exempt Funds	33

The Tax-Exempt Bond Fund of America

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $234,744,000, which represented 1.70% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A normally to qualified institutional buyers.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

34	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 93.49%	Principal amount (000)	Value (000)
California 9.91%
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	$13,040	$16,290
Other securities		488,216
		504,506

Colorado 3.58%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,615
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,036
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,473
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	17,175
Other securities		132,064
		182,363

District of Columbia 0.69%
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	145,000	19,540
Other securities		15,542
		35,082

Florida 6.06%
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,914
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,791
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,000	13,334
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	13,047
Other securities		254,364
		308,450

Illinois 10.18%
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,886
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	10,800	12,673
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	12,950	15,554
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,683
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	15,431
Other securities		445,968
		518,195

Iowa 0.94%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	16,300	17,638
Other securities		30,308
		47,946

Massachusetts 2.27%
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,254	12,875
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,397
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	21,000	21,437
Other securities		67,979
		115,688

American Funds Tax-Exempt Funds	35

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 4.20%
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	$4,050	$4,079
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	57,385	57,798
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,616
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,820
Other securities		132,616
		213,929

New Jersey 4.49%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.04% 2028[1]	16,000	14,435
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,525	5,116
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,769
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	2,040
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	4,004
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,179
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	14,378
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	52,665	52,107
Other securities		110,813
		228,841

New York 4.49%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	15,216
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	4,600	4,600
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	15,356
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,162
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,020
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	11,043
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	5,000	5,565
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,214
Other securities		166,475
		228,651

Ohio 5.25%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,350
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	105,320	105,265
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	20,205	20,661
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,735	13,007
Other securities		125,895
		267,178

36	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Principal amount (000)	Value (000)
Oklahoma 0.81%
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	$15,875	$18,238
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	137
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,847
Other securities		16,953
		41,175

Pennsylvania 5.25%
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	11,400	11,942
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,991
Other securities		242,262
		267,195

Puerto Rico 3.38%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	31,815	22,416
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.953% 2029[1]	19,235	13,892
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,025	12,393
Other securities		123,226
		171,927

Texas 6.97%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,545	26,887
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,912
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,508
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,452
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,335	12,612
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,327
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,310	7,160
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[2]	14,165	15,142
Other securities		269,122
		355,122

Wisconsin 1.47%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	19,000	20,235
Other securities		54,639
		74,874

American Funds Tax-Exempt Funds	37

American High-Income Municipal Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Other states & U.S. territories 23.55%
Other securities		$1,199,826

Total bonds, notes & other debt instruments (cost: $4,399,961,000)		4,760,948

Short-term securities 6.73%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.30% 11/3/2016	$5,000	5,000
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-4, 0.44% 10/5/2016	8,000	8,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	14,000	14,323
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	50,000	50,640
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,029
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	15,000	15,031
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.40% 2030[1]	4,980	4,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.40% 2030[1]	13,550	13,550
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.40% 2030[1]	3,260	3,260
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.40% 2035[1]	8,000	8,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,567
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1, 1.00% 8/1/2016	5,000	5,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-G, 1.00% 8/1/2016	20,000	20,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	7,000	7,062
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-F 2.00% 10/1/2016	10,000	10,026
State of New York, City of New York, G.O. Bonds, Series 1994-E-2, 0.39% 2020[1]	6,500	6,500
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.39% 2036[1]	11,100	11,100
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.40% 2038[1]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[1]	6,100	6,100
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.39% 2022[1]	5,855	5,855
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	23,000	23,047
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	15,000	15,205
Other securities		82,720

Total short-term securities (cost: $342,907,000)		342,996
Total investment securities 100.22% (cost: $4,742,868,000)		5,103,944
Other assets less liabilities (0.22)%		(11,429)

Net assets 100.00%		$5,092,515

38	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $343,128,000, which represented 6.74% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	39

The Tax-Exempt Fund of California

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 96.41%	Principal amount (000)	Value (000)
California 94.15%
State issuers 37.58%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2034	$2,000	$2,292
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2035	7,000	7,988
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 4.00% 2037	6,645	7,534
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	5,000	5,695
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,659
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2016-A, 5.00% 2042	5,900	7,336
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,565
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,966
G.O. Bonds, Series 2012-A, 0.89% 2033 (put 2018)[1]	6,500	6,479
G.O. Bonds, Series 2013-E, 1.156% 2029[1]	1,500	1,502
Various Purpose G.O. Bonds, 3.00% 2016	21,500	21,503
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	3,000	3,420
Various Purpose G.O. Bonds, 5.00% 2016	890	897
Various Purpose G.O. Bonds, 5.00% 2016	700	706
Various Purpose G.O. Bonds, 5.00% 2017	6,000	6,137
Various Purpose G.O. Bonds, 5.00% 2033	4,000	5,000
Various Purpose G.O. Bonds, 5.25% 2028	5,000	6,040
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,410
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,399
Various Purpose G.O. Bonds, 6.00% 2038	7,000	7,952
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,327
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,775
Various Purpose G.O. Bonds, Series 2008, 5.00% 2017	2,675	2,746
Various Purpose G.O. Rev. Ref. Bonds, 4.00% 2017	1,000	1,021
Veterans G.O. Ref. Bonds, Series 2016-CN, 3.50% 2045	10,000	10,901
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	11,000	9,007
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	5,001
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	4,024
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	5,265	6,491
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	6,061
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	6,000	7,246
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	26,225	26,758
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,396
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,400
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,190
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2033	1,000	1,248
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034	2,000	2,487
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035	2,000	2,478
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	5,000	5,592
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,254
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024	370	409
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, 5.25% 2024 (preref. 2018)	1,630	1,801
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	2,110	2,320
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033 (preref. 2018)	9,390	10,325
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	365	403

40	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025 (preref. 2018)	$1,635	$1,807
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	2,100
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	6,965	8,645
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.846% 2047 (put 2019)[1]	10,000	10,005
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	11,291
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2032	3,000	3,627
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2037	2,000	2,374
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2045	4,000	4,737
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,809
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,900
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,790
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,674
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,680
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017 (escrowed to maturity)	1,425	1,479
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027 (preref. 2017)	2,000	2,127
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	6,500	6,928
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2016-A, 4.00% 2046	6,500	7,122
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,594
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,178
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,411
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036 (preref. 2016)[2]	6,500	6,587
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-I, 5.00% 2017	4,625	4,794
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2033	2,110	2,668
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	2,500	3,149
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	9,390	11,780
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.09% 2037[1]	5,000	4,589
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 1.16% 2043[1]	8,000	7,006
Other securities		383,352
		778,344

City & county issuers 56.57%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,106
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,843
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	2,000	2,457
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	3,000	3,670
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,217
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	1,000	1,216
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,787
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,219

American Funds Tax-Exempt Funds	41

The Tax-Exempt Fund of California

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City & county issuers (continued)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	$1,500	$1,841
Baldwin Park Unified School Dist. (Los Angeles County), G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	7,360
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,090
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.34% 2045 (put 2023)[1]	2,000	1,999
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.54% 2045 (put 2024)[1]	7,500	7,579
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,149
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,459
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,240
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,893
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	3,950	3,988
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F-1, 5.00% 2054	5,000	5,941
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.04% 2034 (put 2020)[1]	2,750	2,739
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.14% 2034 (put 2021)[1]	4,000	3,982
Chabot-Las Positas Community College Dist. (Alameda and Contra Costa Counties), G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2034	9,940	11,366
Coachella Valley Unified School Dist., G.O. Bonds (Riverside and Imperial Counties), 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	7,310
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	9,106
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	7,042
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,618
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,824
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2034	5,040	5,768
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2035	15,940	18,151
Pasadena Unified School Dist. (Los Angeles County), 2008 Election G.O. Bonds, Series 2016, 4.00% 2036	2,250	2,545
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.981% 2035[1]	13,500	12,582
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,523
San Diego Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-R-5, 4.00% 2029	6,500	7,735
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	3,000	3,432
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,375	1,768
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,816
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,637
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,402
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	3,070
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,188

42	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California

	Principal amount (000)	Value (000)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	$1,000	$1,168
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	632
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,369
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,001
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,145
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	1,032
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	3,186
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,472
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2031	425	530
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2033	1,000	1,239
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2034	650	805
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 2041	2,100	2,606
Public Utilities Commission of the City and County of San Francisco, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	7,425
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,392
School Facs. Improvement Dist. No. 2007-1 of the Poway Unified School Dist., G.O. Bonds (San Diego County), Election 2008, 0% 2035	12,850	7,400
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	7,801
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2032	7,500	8,583
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	10,561
Other securities		889,408
		1,171,413

Puerto Rico 1.40%
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	6,998
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	7,150	7,369
Other securities		14,753
		29,120

Other U.S. territories 0.86%
Other securities		17,719

Total bonds, notes & other debt instruments (cost: $1,846,948,000)		1,996,596

Short-term securities 3.00%
G.O. Bonds, Series 2009-A-10, 0.42% 2034[1]	2,000	2,000
Various Purpose G.O. Commercial Paper, Series 2016-A-2, 0.42% 8/4/2016	3,000	3,000
Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-1, 0.47% 9/6/2016	17,000	17,000
Various Purpose G.O. Bonds, 2.00% 8/1/2016	10,000	10,001
Various Purpose G.O. Commercial Paper, Series 2016-A-5, 0.43% 9/6/2016	4,000	4,000

American Funds Tax-Exempt Funds	43

The Tax-Exempt Fund of California

Short-term securities (continued)	Principal amount (000)	Value (000)
County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	$15,000	$15,346
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 0.41% 2048[1]	5,600	5,600
Other securities		5,195

Total short-term securities (cost: $62,112,000)		62,142
Total investment securities 99.41% (cost: $1,909,060,000)		2,058,738
Other assets less liabilities 0.59%		12,130

Net assets 100.00%		$2,070,868

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $58,092,000, which represented 2.81% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

44	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Summary investment portfolio July 31, 2016

Bonds, notes & other debt instruments 96.91%	Principal amount (000)	Value (000)
New York 93.41%
State issuers 50.30%
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2039	$1,625	$1,918
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	500	587
Dormitory Auth. of the State of New York, School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2013-E, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,229
Dormitory Auth., Cornell University, Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,276
Dormitory Auth., Fordham University, Rev. Bonds, Series 2011-A, 5.50% 2036	1,000	1,206
Dormitory Auth., Fordham University, Rev. Bonds, Series 2016-A, 5.00% 2036	1,000	1,237
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2031	500	613
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,211
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	302
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,149
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	580
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	581
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2032	1,000	1,216
Dormitory Auth., New York University Rev. Bonds, Series 2016-A, 5.00% 2039	1,000	1,242
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	1,500	1,746
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2022	200	243
Dormitory Auth., NYU Hospitals Center Rev. Bonds, 5.00% 2034	1,000	1,207
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040 (preref. 2020)	1,000	1,204
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 4.00% 2040	505	563
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2027	200	256
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2016-A, 5.00% 2033	400	499
Dormitory Auth., Pratt Institute, Rev. Bonds, Series 2016, 5.00% 2039	650	797
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2022	1,000	1,222
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2033	1,000	1,249
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2016-E, 5.00% 2026	500	649
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Ref. Bonds, Series 2011-A, 5.00% 2024	500	594
Dormitory Auth., Skidmore College Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,683
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-A, 5.00% 2016	1,425	1,450
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2017	845	866
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	927
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 0.85% 2030 (put 2016)[1]	3,250	3,250
Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2013-A, 2.75% 2017	1,000	1,019
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	825	844
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	1,000	1,152
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	1,000	1,183
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	1,250	1,411
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	350	409
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[2]	375	495
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,767
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,500	1,708
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,349

American Funds Tax-Exempt Funds	45

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	$1,000	$1,064
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.44% 2020[1]	2,000	2,018
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2A, 0.82% 2026 (put 2017)[1]	490	489
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2031	1,000	1,212
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-F, 5.00% 2016	1,000	1,014
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	500	601
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	250	305
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.02% 2039 (put 2020)[1]	500	497
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	1,750	2,142
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	360
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 4.00% 2041	1,000	1,116
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-C-1, 5.00% 2036	500	616
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.163% 2026 (put 2016)[1]	715	715
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 2036	1,000	1,121
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	440	454
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, 3.50% 2034	660	692
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	750	795
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,475	1,622
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	900	979
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,100	1,176
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	135	140
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 45, 4.50% 2029	335	348
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	625	642
Port Auth., Consolidated Bonds, Series 147, AMT, FGIC-National insured, 5.00% 2021	500	515
Port Auth., Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,171
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2025	1,000	1,150
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	576
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	594
Power Auth. of the State of New York, Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,779
Thruway Auth., General Rev. Bonds, Series 2014-J, 5.00% 2027	1,000	1,241
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	250	280
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.00% 2051	650	781
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	309
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	2,250	2,470
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	583
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	500	575
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	300	345
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	1,200	1,395
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,143
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2015-B-4A, 0.613% 2028 (put 2016)[1]	1,040	1,039
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2000-ABCD-5, Assured Guaranty Municipal insured, 0.88% 2019[1]	500	498
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	1,500	1,892
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	500	608
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,255

46	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	$300	$371
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,108
Other securities		19,184
		105,069

City & county issuers 43.11%
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,623
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	1,050	1,239
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	850	928
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	500	604
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	579
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,155
Dutchess County Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	522
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	500	598
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2021	500	593
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	790	972
Various Purpose G.O. Bonds, Series 2014-A, 5.00% 2028	1,250	1,527
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	850	1,074
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2025	1,000	1,270
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	1,300	1,505
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	924
Long Island Power Auth., Electric System General Rev. Bonds, Series 2011-A, 5.00% 2038	500	566
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2044	1,240	1,478
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.977% 2033 (put 2018)[1]	1,000	1,000
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,215	1,474
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	906
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.207% 2033 (put 2018)[1]	300	301
Nassau County, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Current Interest Bonds, Series 2006-A-3, 5.125% 2046	2,000	1,987
Nassau County, G.O. General Improvement Bonds, 2016 Ref. Series A, 5.00% 2030	1,795	2,222
Nassau County, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	750	924
City of New York, G.O. Bonds, Fiscal 2014, Series 2013-G, 5.00% 2016	1,000	1,000
City of New York, G.O. Bonds, Series 2008-J-4, 0.99% 2025[1]	1,500	1,500
City of New York, G.O. Bonds, Series 2008-L-1, 5.00% 2023	1,000	1,074
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2016	750	750
City of New York, G.O. Bonds, Series 2013-J, 5.00% 2016	2,500	2,501
City of New York, G.O. Bonds, Series 2015-A, 5.00% 2026	1,000	1,294
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	500	630
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,229
City of New York, G.O. Bonds, Series 2016-C, 5.00% 2031	1,500	1,888
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,184
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017 Series 2016-A-1, 5.00% 2035	2,000	2,485
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	750	959
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,157

American Funds Tax-Exempt Funds	47

American Funds Tax-Exempt Fund of New York

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City & county issuers (continued)
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2037	$500	$613
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,304
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,734
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	500	538
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	200	200
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,500	1,515
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-EE, 5.375% 2043	1,000	1,184
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-EE, 5.00% 2045	500	602
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	611
Trust for Cultural Resources of the City of New York, Rev. Bonds (Juilliard School), Series 2009-B, 1.35% 2036 (put 2017)	1,500	1,510
Trust for Cultural Resources of the City of New York, Rev. Bonds (The Museum of Modern Art), Series 2016-1-E, 4.00% 2028	1,500	1,804
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	710
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	587
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	820
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,065
Southold Local Dev. Corporation, Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,699
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,147
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.00% 2034	1,380	1,380
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	4,845	4,828
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	151
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030 (preref. 2020)	870	1,059
Westchester County, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021	100	118
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,385
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,000	1,176
Other securities		17,695
		90,057

Guam 1.49%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,200	1,310
Other securities		1,804
		3,114

Other U.S. Territories 2.01%
Other securities		4,212

Total bonds, notes & other debt instruments (cost: $188,886,000)		202,452

48	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

Short-term securities 4.07%	Principal amount (000)	Value (000)
Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.39% 2031[1]	$5,095	$5,094
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.39% 2045[1]	1,000	1,000
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[1]	400	400
New York City Transitional Fin. Auth., Future Tax Secured Tax-Exempt Bonds, Fiscal 2016 Series D, 1.50% 11/1/2016	1,000	1,003
Other securities		1,000

Total short-term securities (cost: $8,497,000)		8,497
Total investment securities 100.98% (cost: $197,383,000)		210,949
Other assets less liabilities (0.98)%		(2,050)

Net assets 100.00%		$208,899

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,171,000, which represented 2.00% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

American Funds Tax-Exempt Funds	49

Financial statements

Statements of assets and liabilities
at July 31, 2016

		American Funds	Limited Term
		Short-Term	Tax-Exempt Bond
		Tax-Exempt Bond Fund	Fund of America
Assets:
Investment securities, at value		$776,864	$3,734,924
Cash		7,068	9,566
Receivables for:
Sales of investments		—	2,006
Sales of fund’s shares		1,733	15,852
Interest		5,650	32,444
Other		7	49
		791,322	3,794,841

Liabilities:
Payables for:
Purchases of investments		4,629	39,029
Repurchases of fund’s shares		5,115	4,057
Dividends on fund’s shares		60	562
Investment advisory services		241	722
Services provided by related parties		96	504
Trustees’ deferred compensation		31	129
Other		37	48
		10,209	45,051
Net assets at July 31, 2016		$781,113	$3,749,790

Net assets consist of:
Capital paid in on shares of beneficial interest		$773,593	$3,606,071
Undistributed net investment income		46	611
Accumulated net realized loss		(1,539)	(381)
Net unrealized appreciation		9,013	143,489
Net assets at July 31, 2016		$781,113	$3,749,790

Investment securities, at cost		$767,851	$3,591,435

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$687,769	$3,055,065
	Shares outstanding	67,310	190,414
	Net asset value per share	$10.22	$16.04
Class B:	Net assets		$276
	Shares outstanding		17
	Net asset value per share		$16.04
Class C:	Net assets		$30,467
	Shares outstanding		1,899
	Net asset value per share		$16.04
Class F-1:	Net assets	$13,146	$89,770
	Shares outstanding	1,286	5,595
	Net asset value per share	$10.22	$16.04
Class F-2:	Net assets	$80,198	$290,573
	Shares outstanding	7,849	18,111
	Net asset value per share	$10.22	$16.04
Class R-6:	Net assets		$283,639
	Shares outstanding		17,678
	Net asset value per share		$16.04

See Notes to Financial Statements

50	American Funds Tax-Exempt Funds

(dollars and shares in thousands, except per-share amounts)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$13,854,125	$5,103,944	$2,058,738	$210,949
15,819	8,254	5,353	937

3,724	30,288	3,558	2,000
40,653	15,954	5,233	1,140
131,666	49,443	23,173	1,840
169	67	13	4
14,046,156	5,207,950	2,096,068	216,870

203,257	104,781	21,124	7,565
16,295	6,982	2,121	145
2,877	1,402	722	122
2,571	1,248	516	58
2,981	868	513	31
534	101	128	1
86	53	76	49
228,601	115,435	25,200	7,971
$13,817,555	$5,092,515	$2,070,868	$208,899

$12,914,577	$4,835,115	$1,953,401	$195,141
10,413	9,740	2,045	194
(20,166)	(113,416)	(34,256)	(2)
912,731	361,076	149,678	13,566
$13,817,555	$5,092,515	$2,070,868	$208,899

$12,899,314	$4,742,868	$1,909,060	$197,383

$9,509,949	$3,519,195	$1,677,609	$161,441
709,923	217,042	92,102	14,524
$13.40	$16.21	$18.21	$11.12
$3,218	$1,273	$261	$17
240	78	14	2
$13.40	$16.21	$18.21	$11.12
$516,967	$246,307	$97,124	$13,989
38,592	15,191	5,332	1,258
$13.40	$16.21	$18.21	$11.12
$517,532	$281,698	$82,765	$2,140
38,634	17,373	4,544	193
$13.40	$16.21	$18.21	$11.12
$2,879,362	$774,846	$213,109	$31,312
214,946	47,788	11,700	2,817
$13.40	$16.21	$18.21	$11.12
$390,527	$269,196
29,153	16,602
$13.40	$16.21

American Funds Tax-Exempt Funds	51

Statements of operations
for the year ended July 31, 2016

	American Funds	Limited Term
	Short-Term	Tax-Exempt Bond
	Tax-Exempt Bond Fund	Fund of America
Investment income:
Income:
Interest	$12,114	$93,382

Fees and expenses*:
Investment advisory services	2,759	7,991
Distribution services	1,031	8,850
Transfer agent services	306	1,238
Administrative services	108	571
Reports to shareholders	28	116
Registration statement and prospectus	123	279
Trustees’ compensation	8	34
Auditing and legal	52	66
Custodian	2	8
State and local taxes	—	—
Other	17	28
Total fees and expenses before reimbursements	4,434	19,181
Less waivers/reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—
Total fees and expenses after reimbursements	4,434	19,181
Net investment income	7,680	74,201

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) gain on investments	(762)	269
Net unrealized appreciation on investments	4,308	27,733
Net realized (loss) gain and unrealized appreciation	3,546	28,002
Net increase in net assets resulting from operations	$11,226	$102,203

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

52	American Funds Tax-Exempt Funds

(dollars in thousands)

The Tax-Exempt	American	The Tax-Exempt	American Funds
Bond Fund	High-Income	Fund of	Tax-Exempt Fund
of America	Municipal Bond Fund	California	of New York

$429,567	$196,361	$68,826	$5,793

26,734	12,652	5,556	605
27,191	11,279	4,778	474
6,099	2,369	599	78
2,609	879	310	34
403	145	62	8
811	387	91	83
116	36	20	1
126	72	96	64
27	10	4	—	†
141	351	18	—	†
45	33	21	12
64,302	28,213	11,555	1,359

—	—	—	60
64,302	28,213	11,555	1,299
365,265	168,148	57,271	4,494

559	9,631	(415)	271
383,061	208,275	61,026	7,254
383,620	217,906	60,611	7,525
$748,885	$386,054	$117,882	$12,019

American Funds Tax-Exempt Funds	53

Statements of changes in net assets

	American Funds		Limited Term		The Tax-Exempt
	Short-Term		Tax-Exempt Bond		Bond Fund
	Tax-Exempt Bond Fund		Fund of America		of America
	Year ended July 31		Year ended July 31		Year ended July 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income	$7,680	$8,091	$74,201	$75,181	$365,265	$324,926
Net realized (loss) gain	(762)	(380)	269	84	559	3,709
Net unrealized appreciation (depreciation)	4,308	(5,652)	27,733	(36,958)	383,061	17,674
Net increase in net assets resulting from operations	11,226	2,059	102,203	38,307	748,885	346,309

Dividends paid or accrued to shareholders from net investment income	(7,612)	(8,084)	(74,286)	(74,782)	(364,050)	(321,189)

Net capital share transactions	51,287	(65,037)	538,776	143,346	2,957,629	1,124,196

Total increase (decrease) in net assets	54,901	(71,062)	566,693	106,871	3,342,464	1,149,316

Net assets:
Beginning of year	726,212	797,274	3,183,097	3,076,226	10,475,091	9,325,775
End of year	$781,113	$726,212	$3,749,790	$3,183,097	$13,817,555	$10,475,091

Undistributed (distributions in excess of) net investment income	$46	$(24)	$611	$708	$10,413	$9,014

See Notes to Financial Statements

54	American Funds Tax-Exempt Funds

(dollars in thousands)

American		The Tax-Exempt		American Funds
High-Income		Fund of		Tax-Exempt Fund
Municipal Bond Fund		California		of New York
Year ended July 31		Year ended July 31		Year ended July 31
2016	2015	2016	2015	2016	2015

$168,148	$138,904	$57,271	$54,073	$4,494	$4,043
9,631	(3,961)	(415)	957	271	351
208,275	30,465	61,026	5,572	7,254	250
386,054	165,408	117,882	60,602	12,019	4,644

(162,941)	(135,657)	(56,704)	(53,343)	(4,403)	(3,949)

1,267,761	539,260	347,830	136,929	45,587	28,236

1,490,874	569,011	409,008	144,188	53,203	28,931

3,601,641	3,032,630	1,661,860	1,517,672	155,696	126,765
$5,092,515	$3,601,641	$2,070,868	$1,661,860	$208,899	$155,696

$9,740	$6,018	$2,045	$1,557	$194	$127

American Funds Tax-Exempt Funds	55

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has three share classes (Class A, as well as two F share classes, F-1 and F-2). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C†	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None
*	Class B shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York.
†	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

56	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	57

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees with supplemental information to support the changes. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2016, all of the investment securities held by each fund were classified as Level 2.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

58	American Funds Tax-Exempt Funds

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the funds’ share price may increase.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2016, none of the funds had a liability for any unrecognized tax benefits. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2012 or by state tax authorities for tax years before 2011.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities

American Funds Tax-Exempt Funds	59

within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premium and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the following tables, all of the funds had capital loss carryforwards available at July 31, 2016. These will be used to offset any capital gains realized by these funds in future years through the expiration dates, if applicable. None of the funds will make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, (August 31, 2011, for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California) may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed tax-exempt income	$103	$577	$3,596	$2,754	$757	$138
Capital loss carryforward:
No expiration	(1,539)	(380)	(10,160)	(1,323)	(463)	(3)
Expiring 2017	—	—	(2,271)	(14,384)	(3,446)	—
Expiring 2018	—	—	(15,752)	(69,970)	(30,345)	—
Expiring 2019	—	—	—	(24,408)	—	—
	(1,539)	(380)	(28,183)	(110,085)	(34,254)	(3)
Capital loss carryforward utilized	—	267	—	9,928	—	274
Gross unrealized appreciation on investment securities	9,411	144,929	982,155	403,000	156,978	14,115
Gross unrealized depreciation on investment securities	(365)	(716)	(19,040)	(34,036)	(5,164)	(370)
Net unrealized appreciation on investment securities	9,046	144,213	963,115	368,964	151,814	13,745

Cost of investment securities	767,818	3,590,711	12,891,010	4,734,980	1,906,924	197,204
Reclassification to (from) undistributed net investment income from (to) accumulated net realized loss	—	2	(175)	195	(57)	(5)
Reclassification to (from) undistributed net investment income from (to) capital paid in on shares of beneficial interest	2	(14)	359	(1,680)	(22)	(19)
Reclassification to capital paid in on shares of beneficial interest from accumulated net realized loss	1	—	153	—	—	2

Tax-exempt income distributions paid or accrued to shareholders of each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$6,775	$7,392
Class F-1	90	92
Class F-2	747	600
Total	$7,612	$8,084

60	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$60,916	$62,578
Class B	7	22
Class C	422	532
Class F-1	1,795	1,992
Class F-2	5,409	5,317
Class R-6	5,737	4,341

Total	$74,286	$74,782

The Tax-Exempt Bond Fund of America

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$252,498	$231,655
Class B	127	256
Class C	9,193	8,319
Class F-1	37,801	44,346
Class F-2	53,592	28,978
Class R-6	10,839	7,635
Total	$364,050	$321,189

American High-Income Municipal Bond Fund

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$118,431	$104,118
Class B	76	163
Class C	6,480	5,732
Class F-1	9,162	7,566
Class F-2	19,563	11,686
Class R-6	9,229	6,392

Total	$162,941	$135,657

The Tax-Exempt Fund of California

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$47,262	$44,830
Class B	21	47
Class C	1,955	1,990
Class F-1	2,131	1,921
Class F-2	5,335	4,555
Total	$56,704	$53,343

American Funds Tax-Exempt Fund of New York

Share class	Year ended July 31, 2016	Year ended July 31, 2015
Class A	$3,489	$3,198
Class B	1	1
Class C	207	176
Class F-1	43	41
Class F-2	663	533
Total	$4,403	$3,949

American Funds Tax-Exempt Funds	61

6. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

									For
	Rates		Net asset level (in billions)		Rates		Monthly gross income		the year ended
	Beginning	Ending		In excess	Beginning	Ending		In excess	July 31,
Fund	with	with	Up to	of	with	with	Up to	of	2016
American Funds Short-Term Tax-Exempt Bond Fund	.390%	.290%	$.20	$1.2					.367%
Limited Term Tax-Exempt Bond Fund of America	.300	.150	.06	1.0	3.00%	2.50%	$3,333,333	$3,333,333	.236
The Tax-Exempt Bond Fund of America	.300	.120	.06	10.0	3.00	2.00	3,333,333	8,333,333	.229
American High-Income Municipal Bond Fund	.300	.150	.06	3.0	3.00	2.50	3,333,333	3,333,333	.302
The Tax-Exempt Fund of California	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.305
American Funds Tax-Exempt Fund of New York	.300	.180	.06	1.0	3.00	2.50	3,333,333	3,333,333	.337

CRMC has agreed to reimburse a portion of the fees and expenses of American Funds Tax-Exempt Fund of New York. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended July 31, 2016, total fees and expenses reimbursed by CRMC were $60,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2 and Class R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term		Limited Term Tax-Exempt		The Tax-Exempt Bond Fund
	Tax-Exempt Bond Fund		Bond Fund of America		of America
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class B	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

62	American Funds Tax-Exempt Funds

	American High-Income		The Tax-Exempt Fund		American Funds Tax-Exempt
	Municipal Bond Fund		of California		Fund of New York
	Currently		Currently		Currently
Share class	approved limits	Plan limits	approved limits	Plan limits	approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class B	1.00	1.00	1.00	1.00	1.00	1.00
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Class F-1	0.25	0.50	0.25	0.50	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2016, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$1,075
Limited-Term Tax-Exempt Bond Fund of America	61
The Tax-Exempt Bond Fund of America	7,704
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,466
American Funds Tax-Exempt Fund of New York	2

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ Class A, C, F and R shares, if applicable. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to each fund’s shareholders. Under the agreements, Class A shares of each fund pay an annual fee of 0.01% and Class C, F and R shares of each fund, if applicable, pay an annual fee of 0.05% of their respective average daily net assets.

For the year ended July 31, 2016, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$1,003	$216	$67
Class F-1	28	13	6
Class F-2	Not applicable	77	35
Total class-specific expenses	$1,031	$306	$108

Limited Term Tax-Exempt Bond Fund of America

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$8,336	$877		$281
Class B	5	—	*	Not applicable
Class C	295	9		15
Class F-1	214	101		43
Class F-2	Not applicable	251		115
Class R-6	Not applicable	—	*	117
Total class-specific expenses	$8,850	$1,238		$571

The Tax-Exempt Bond Fund of America

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$20,113	$2,621	$802
Class B	52	2	Not applicable
Class C	3,922	130	198
Class F-1	3,104	1,605	624
Class F-2	Not applicable	1,741	825
Class R-6	Not applicable	— *	160
Total class-specific expenses	$27,191	$6,099	$2,609

American High-Income Municipal Bond Fund

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$8,592	$1,490	$304
Class B	23	1	Not applicable
Class C	2,066	103	103
Class F-1	598	271	120
Class F-2	Not applicable	504	242
Class R-6	Not applicable	— *	110
Total class-specific expenses	$11,279	$2,369	$879

See page 64 for footnote.

American Funds Tax-Exempt Funds	63

The Tax-Exempt Fund of California

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$3,761	$329	$151
Class B	8	— *	Not applicable
Class C	832	19	42
Class F-1	177	78	35
Class F-2	Not applicable	173	82
Total class-specific expenses	$4,778	$599	$310

American Funds Tax-Exempt Fund of New York

	Distribution	Transfer agent	Administrative
Share class	services	services	services
Class A	$350	$47	$14
Class B	— *	— *	Not applicable
Class C	122	4	6
Class F-1	2	1	1
Class F-2	Not applicable	26	13
Total class-specific expenses	$474	$78	$34

*  Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statement of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

		Increase in value of	Total trustees’
Fund	Current fees	deferred amounts	compensation
American Funds Short-Term Tax-Exempt Bond Fund	$ 7	$ 1	$ 8
Limited Term Tax-Exempt Bond Fund of America	31	3	34
The Tax-Exempt Bond Fund of America	109	7	116
American High-Income Municipal Bond Fund	33	3	36
The Tax-Exempt Fund of California	16	4	20
American Funds Tax-Exempt Fund of New York	1	— *	1

*  Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

64	American Funds Tax-Exempt Funds

7. Fund mergers

On June 17, 2016, The Tax-Exempt Bond Fund of America (the “acquiring fund”) acquired the net assets of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (each an “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by the Board of Trustees on March 17, 2016. The acquisition was accomplished by a tax-free exchange of shares of each class of the acquiring fund for the corresponding class of each acquired fund at the close of business on June 17, 2016. All share classes of The Tax-Exempt Fund of Maryland were exchanged for equivalent share classes of The Tax-Exempt Bond Fund of America at a ratio of 1.20 to 1 and all share classes of The Tax-Exempt Fund of Virginia were exchanged for equivalent share classes of The Tax-Exempt Bond Fund of America at a ratio of 1.28 to 1. Shares issued by The Tax-Exempt Bond Fund of America are disclosed in the capital share transactions table on page 69. Further information about the merger of the funds is as follows (dollars and shares in thousands, except per share amounts):

				Net asset
		Shares		value
	Status	outstanding	Net assets	per share
The Tax-Exempt Fund of Maryland	Acquired fund
Class A		14,652	$236,260	$16.12
Class B		7	105	16.12
Class C		1,765	28,452	16.12
Class F-1		973	15,686	16.12
Class F-2		1,750	28,222	16.12

The Tax-Exempt Fund of Virginia	Acquired fund
Class A		21,740	$372,441	$17.13
Class B		13	231	17.13
Class C		2,042	34,975	17.13
Class F-1		1,260	21,593	17.13
Class F-2		2,796	47,897	17.13

The Tax-Exempt Bond Fund of America	Acquiring fund
Class A		647,341	$8,670,741	$13.39
Class B		250	3,347	13.39
Class C		32,479	435,039	13.39
Class F-1		36,031	482,611	13.39
Class F-2		203,270	2,722,681	13.39
Class R-6		27,834	372,819	13.39

The Tax-Exempt Bond Fund of America	Post merger
Class A		693,092	$9,269,273	$13.37
Class B		275	3,678	13.37
Class C		37,270	498,450	13.37
Class F-1		38,809	519,019	13.37
Class F-2		209,082	2,796,217	13.37
Class R-6		27,845	372,396	13.37

	The Tax-Exempt Fund	The Tax-Exempt Fund
Components of net assets acquired on June 17, 2016	of Maryland	of Virginia	Total
Capital paid in on shares of beneficial interest	$300,041	$453,261	$753,302
Undistributed net investment income	286	390	676
Undistributed net realized loss	(6,256)	(4,072)	(10,328)
Net unrealized appreciation	14,654	27,558	42,212
Total net assets	$308,725	$477,137	$785,862

American Funds Tax-Exempt Funds	65

Had the acquisition been completed on August 1, 2015, the beginning of the annual reporting period for the acquired and acquiring funds, the pro forma results of operations for the year ended July 31, 2016, would have been as follows (dollars in thousands):

Pro forma components of net assets resulting from operations for the year ended July 31, 2016
Net investment income	$385,692
Net gain on investments	2,193
Net unrealized appreciation on investments	425,273
Total net assets	$813,158

Since the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the income, expenses and changes in net assets of each acquired fund included in the acquiring fund’s statement of operations since June 17, 2016.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

			Reinvestments of					Net increase
	Sales*		dividends			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$265,488	26,090	$6,336	622		$(240,607)	(23,645)	$31,217	3,067
Class F-1	7,767	763	90	9		(4,002)	(394)	3,855	378
Class F-2	62,784	6,169	603	59		(47,172)	(4,638)	16,215	1,590
Total net increase (decrease)	$336,039	33,022	$7,029	690		$(291,781)	(28,677)	$51,287	5,035

Year ended July 31, 2015
Class A	$226,415	22,149	$6,692	655		$(311,118)	(30,452)	$(78,011)	(7,648)
Class F-1	3,788	370	92	9		(8,533)	(834)	(4,653)	(455)
Class F-2	71,689	7,024	489	48		(54,551)	(5,348)	17,627	1,724
Total net increase (decrease)	$301,892	29,543	$7,273	712		$(374,202)	(36,634)	$(65,037)	(6,379)

Limited Term Tax-Exempt Bond Fund of America

			Reinvestments of					Net increase
	Sales*		dividends			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$770,995	48,281	$56,942	3,566		$(466,226)	(29,211)	$361,711	22,636
Class B	144	9	7	—	†	(597)	(37)	(446)	(28)
Class C	11,072	693	408	26		(11,244)	(705)	236	14
Class F-1	24,656	1,544	1,728	108		(20,991)	(1,315)	5,393	337
Class F-2	143,068	8,950	4,556	286		(66,832)	(4,185)	80,792	5,051
Class R-6	101,074	6,329	5,737	359		(15,721)	(986)	91,090	5,702
Total net increase (decrease)	$1,051,009	65,806	$69,378	4,345		$(581,611)	(36,439)	$538,776	33,712

Year ended July 31, 2015
Class A	$511,796	31,861	$58,014	3,614		$(484,127)	(30,151)	$85,683	5,324
Class B	67	4	21	1		(1,299)	(81)	(1,211)	(76)
Class C	5,323	331	513	32		(13,432)	(836)	(7,596)	(473)
Class F-1	14,553	906	1,901	118		(36,973)	(2,298)	(20,519)	(1,274)
Class F-2	98,669	6,135	4,491	280		(75,895)	(4,727)	27,265	1,688
Class R-6	67,930	4,228	4,341	271		(12,547)	(782)	59,724	3,717
Total net increase (decrease)	$698,338	43,465	$69,281	4,316		$(624,273)	(38,875)	$143,346	8,906

66	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

			Issued in connection		Reinvestments of				Net increase
	Sales*		with the mergers		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$1,871,164	141,849	$608,701	45,527	$232,021	17,617	$(850,880)	(64,706)	$1,861,006	140,287
Class B	188	14	336	25	122	9	(4,787)	(363)	(4,141)	(315)
Class C	159,538	12,081	63,427	4,744	8,714	661	(76,537)	(5,817)	155,142	11,669
Class F-1	444,340	34,050	37,279	2,788	37,270	2,843	(1,510,010)	(114,741)	(991,121)	(75,060)
Class F-2	2,030,700	154,105	76,119	5,693	50,029	3,784	(329,704)	(24,984)	1,827,144	138,598
Class R-6	108,885	8,267			10,841	823	(10,127)	(773)	109,599	8,317
Total net increase (decrease)	$4,614,815	350,366	$785,862	58,777	$338,997	25,737	$(2,782,045)	(211,384)	$2,957,629	223,496

	Issued in connection		Issued in connection
	with the merger of		with the merger of		Total issued
	The Tax-Exempt Fund		The Tax-Exempt Fund		in connection
	of Maryland		of Virginia		with the mergers
Merger details	Amount	Shares	Amount	Shares	Amount	Shares
Class A	$236,260	17,671	$372,441	27,856	$608,701	45,527
Class B	105	8	231	17	336	25
Class C	28,452	2,128	34,975	2,616	63,427	4,744
Class F-1	15,686	1,173	21,593	1,615	37,279	2,788
Class F-2	28,222	2,111	47,897	3,582	76,119	5,693
Total issued	$308,725	23,091	$477,137	35,686	$785,862	58,777

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2015
Class A	$1,166,527	89,279	$210,997	16,150	$(783,919)	(60,074)	$593,605	45,355
Class B	366	28	248	19	(6,082)	(466)	(5,468)	(419)
Class C	83,656	6,403	7,868	602	(68,383)	(5,240)	23,141	1,765
Class F-1	324,142	24,816	43,866	3,358	(287,808)	(22,060)	80,200	6,114
Class F-2	446,591	34,216	26,012	1,991	(145,323)	(11,130)	327,280	25,077
Class R-6	103,919	7,954	7,634	584	(6,115)	(468)	105,438	8,070
Total net increase (decrease)	$2,125,201	162,696	$296,625	22,704	$(1,297,630)	(99,438)	$1,124,196	85,962

See page 69 for footnotes.

American Funds Tax-Exempt Funds	67

American High-Income Municipal Bond Fund

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$916,799	58,141	$109,175	6,926	$(367,188)	(23,358)	$658,786	41,709
Class B	256	16	72	4	(2,546)	(162)	(2,218)	(142)
Class C	89,022	5,638	6,037	383	(41,568)	(2,642)	53,491	3,379
Class F-1	121,444	7,680	8,917	566	(68,553)	(4,339)	61,808	3,907
Class F-2	559,242	35,343	17,128	1,084	(149,558)	(9,505)	426,812	26,922
Class R-6	62,899	3,986	9,230	585	(3,047)	(198)	69,082	4,373
Total net increase (decrease)	$1,749,662	110,804	$150,559	9,548	$(632,460)	(40,204)	$1,267,761	80,148

Year ended July 31, 2015
Class A	$582,004	37,495	$96,061	6,188	$(360,143)	(23,213)	$317,922	20,470
Class B	334	22	154	10	(3,271)	(211)	(2,783)	(179)
Class C	55,686	3,585	5,320	343	(41,042)	(2,648)	19,964	1,280
Class F-1	78,498	5,049	7,372	475	(57,976)	(3,746)	27,894	1,778
Class F-2	145,866	9,397	9,910	639	(59,263)	(3,823)	96,513	6,213
Class R-6	73,819	4,754	6,392	412	(461)	(30)	79,750	5,136
Total net increase (decrease)	$936,207	60,302	$125,209	8,067	$(522,156)	(33,671)	$539,260	34,698

The Tax-Exempt Fund of California

			Reinvestments of				Net increase
	Sales*		dividends		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$364,822	20,350	$41,439	2,313	$(165,245)	(9,243)	$241,016	13,420
Class B	36	2	20	1	(1,162)	(65)	(1,106)	(62)
Class C	33,775	1,879	1,844	103	(18,810)	(1,052)	16,809	930
Class F-1	26,848	1,496	1,985	111	(10,978)	(613)	17,855	994
Class F-2	86,120	4,793	4,508	252	(17,372)	(969)	73,256	4,076
Total net increase (decrease)	$511,601	28,520	$49,796	2,780	$(213,567)	(11,942)	$347,830	19,358

Year ended July 31, 2015
Class A	$212,686	11,982	$38,804	2,186	$(136,473)	(7,697)	$115,017	6,471
Class B	62	3	45	3	(1,048)	(59)	(941)	(53)
Class C	15,438	870	1,845	104	(15,711)	(888)	1,572	86
Class F-1	16,450	928	1,796	101	(20,701)	(1,172)	(2,455)	(143)
Class F-2	46,534	2,624	3,856	217	(26,654)	(1,501)	23,736	1,340
Total net increase (decrease)	$291,170	16,407	$46,346	2,611	$(200,587)	(11,317)	$136,929	7,701

68	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

			Reinvestments of						Net increase
	Sales*		dividends				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2016
Class A	$42,821	3,939	$2,365		217		$(13,606)	(1,255)	$31,580	2,901
Class B	3	1	—	†	—	†	(33)	(3)	(30)	(2)
Class C	6,364	587	195		18		(2,798)	(257)	3,761	348
Class F-1	676	63	25		2		(257)	(24)	444	41
Class F-2	13,967	1,282	540		50		(4,675)	(428)	9,832	904
Total net increase (decrease)	$63,831	5,872	$3,125		287		$(21,369)	(1,967)	$45,587	4,192

Year ended July 31, 2015
Class A	$28,352	2,636	$1,969		183		$(8,840)	(824)	$21,481	1,995
Class B	15	1	1		—	†	(23)	(2)	(7)	(1)
Class C	3,231	300	165		15		(1,537)	(143)	1,859	172
Class F-1	699	65	22		2		(174)	(16)	547	51
Class F-2	7,365	684	404		38		(3,413)	(317)	4,356	405
Total net increase (decrease)	$39,662	3,686	$2,561		238		$(13,987)	(1,302)	$28,236	2,622

*  Includes exchanges between share classes of the fund.

†  Amount less than one thousand.

9. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2016, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$181,232	$144,867
Limited Term Tax-Exempt Bond Fund of America	799,426	503,856
The Tax-Exempt Bond Fund of America	3,334,506	1,358,732
American High-Income Municipal Bond Fund	1,801,011	825,937
The Tax-Exempt Fund of California	500,277	187,841
American Funds Tax-Exempt Fund of New York	73,809	22,111

10. Ownership concentration

At July 31, 2016, CRMC held aggregate ownership of 20% of the outstanding shares of American Funds Tax-Exempt Fund of New York. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

American Funds Tax-Exempt Funds	69

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets
Class A:
7/31/2016	$10.17	$.10	$.05	$.15	$(.10)	$—		$(.10)	$10.22	1.51%	$688	.59%	1.02%
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.26	653	.58	1.04
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.43	737	.58	1.04
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.16	701	.59	1.21
7/31/2012	10.23	.13	.09	.22	(.13)	—		(.13)	10.32	2.17	606	.59	1.27
Class F-1:
7/31/2016	10.17	.08	.05	.13	(.08)	—		(.08)	10.22	1.29	13	.81	.80
7/31/2015	10.25	.08	(.08)	—	(.08)	—		(.08)	10.17	.05	9	.80	.83
7/31/2014	10.21	.08	.04	.12	(.08)	—		(.08)	10.25	1.19	14	.82	.80
7/31/2013	10.32	.10	(.11)	(.01)	(.10)	—	[3]	(.10)	10.21	(.08)	30	.84	.96
7/31/2012	10.23	.11	.09	.20	(.11)	—		(.11)	10.32	1.98	18	.78	1.09
Class F-2:
7/31/2016	10.17	.11	.05	.16	(.11)	—		(.11)	10.22	1.55	80	.56	1.06
7/31/2015	10.25	.11	(.08)	.03	(.11)	—		(.11)	10.17	.29	64	.55	1.08
7/31/2014	10.21	.11	.04	.15	(.11)	—		(.11)	10.25	1.47	46	.54	1.07
7/31/2013	10.32	.13	(.11)	.02	(.13)	—	[3]	(.13)	10.21	.19	37	.56	1.23
7/31/2012	10.23	.14	.09	.23	(.14)	—		(.14)	10.32	2.24	15	.52	1.33

	Year ended July 31
	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	21%	38%	20%	22%	14%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.

See Notes to Financial Statements

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2016	$15.92	$.35	$.12	$.47	$(.35)	$—		$(.35)	$16.04	2.97%	$3,055		.59%		2.17%
7/31/2015	16.10	.38	(.18)	.20	(.38)	—		(.38)	15.92	1.23	2,670		.57		2.36
7/31/2014	15.94	.40	.16	.56	(.40)	—		(.40)	16.10	3.56	2,615		.60		2.51
7/31/2013	16.36	.40	(.42)	(.02)	(.40)	—	[3]	(.40)	15.94	(.13)	2,625		.60		2.45
7/31/2012	15.85	.44	.51	.95	(.44)	—		(.44)	16.36	6.06	2,549		.60		2.72
Class B:
7/31/2016	15.92	.24	.12	.36	(.24)	—		(.24)	16.04	2.25	—	[4]	1.29		1.50
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.52	1		1.28		1.66
7/31/2014	15.94	.29	.16	.45	(.29)	—		(.29)	16.10	2.85	2		1.29		1.83
7/31/2013	16.36	.29	(.42)	(.13)	(.29)	—	[3]	(.29)	15.94	(.82)	3		1.29		1.78
7/31/2012	15.85	.33	.51	.84	(.33)	—		(.33)	16.36	5.33	6		1.30		2.04
Class C:
7/31/2016	15.92	.23	.12	.35	(.23)	—		(.23)	16.04	2.20	30		1.33		1.43
7/31/2015	16.10	.26	(.18)	.08	(.26)	—		(.26)	15.92	.47	30		1.33		1.60
7/31/2014	15.94	.28	.16	.44	(.28)	—		(.28)	16.10	2.80	38		1.34		1.78
7/31/2013	16.36	.28	(.42)	(.14)	(.28)	—	[3]	(.28)	15.94	(.87)	49		1.34		1.72
7/31/2012	15.85	.32	.51	.83	(.32)	—		(.32)	16.36	5.27	75		1.34		1.99
Class F-1:
7/31/2016	15.92	.33	.12	.45	(.33)	—		(.33)	16.04	2.88	90		.67		2.09
7/31/2015	16.10	.36	(.18)	.18	(.36)	—		(.36)	15.92	1.13	84		.67		2.27
7/31/2014	15.94	.39	.16	.55	(.39)	—		(.39)	16.10	3.49	105		.67		2.45
7/31/2013	16.36	.39	(.42)	(.03)	(.39)	—	[3]	(.39)	15.94	(.22)	122		.69		2.37
7/31/2012	15.85	.43	.51	.94	(.43)	—		(.43)	16.36	6.00	132		.65		2.67
Class F-2:
7/31/2016	15.92	.38	.12	.50	(.38)	—		(.38)	16.04	3.15	291		.41		2.34
7/31/2015	16.10	.40	(.18)	.22	(.40)	—		(.40)	15.92	1.39	208		.41		2.52
7/31/2014	15.94	.43	.16	.59	(.43)	—		(.43)	16.10	3.75	183		.42		2.69
7/31/2013	16.36	.43	(.42)	.01	(.43)	—	[3]	(.43)	15.94	.05	148		.42		2.64
7/31/2012	15.85	.47	.51	.98	(.47)	—		(.47)	16.36	6.28	162		.38		2.94
Class R-6:
7/31/2016	15.92	.39	.12	.51	(.39)	—		(.39)	16.04	3.26	284		.30		2.45
7/31/2015	16.10	.42	(.18)	.24	(.42)	—		(.42)	15.92	1.50	190		.31		2.62
7/31/2014	15.94	.45	.16	.61	(.45)	—		(.45)	16.10	3.86	133		.31		2.80
7/31/2013	16.36	.45	(.42)	.03	(.45)	—	[3]	(.45)	15.94	.16	132		.31		2.72
7/31/2012[5,6]	16.32	.10	.05	.15	(.11)	—		(.11)	16.36	.90 [7]	43		.07	[7]	.64	[7]

	Year ended July 31
	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	16%	19%	9%	13%	9%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Amount less than $1 million.
[5]	Class R-6 shares were offered beginning May 11, 2012.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	71

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2016	$12.96	$.41	$.44	$.85	$(.41)	$13.40	6.69%	$9,510	.54%		3.15%
7/31/2015	12.92	.42	.04	.46	(.42)	12.96	3.62	7,385	.54		3.28
7/31/2014	12.44	.45	.48	.93	(.45)	12.92	7.60	6,772	.56		3.57
7/31/2013[3,4]	13.08	.40	(.64)	(.24)	(.40)	12.44	(1.93)[5]	6,984	.55	[6]	3.35	[6]
8/31/2012	12.26	.47	.82	1.29	(.47)	13.08	10.71	7,445	.55		3.73
8/31/2011	12.53	.48	(.27)	.21	(.48)	12.26	1.85	6,557	.55		4.01
Class B:
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.90	3	1.28		2.43
7/31/2015	12.92	.33	.04	.37	(.33)	12.96	2.85	7	1.28		2.55
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.81	13	1.30		2.84
7/31/2013[3,4]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.59)[5]	20	1.30	[6]	2.61	[6]
8/31/2012	12.26	.38	.82	1.20	(.38)	13.08	9.90	30	1.29		3.01
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.08	40	1.30		3.26
Class C:
7/31/2016	12.96	.31	.44	.75	(.31)	13.40	5.85	517	1.33		2.35
7/31/2015	12.92	.32	.04	.36	(.32)	12.96	2.80	349	1.33		2.50
7/31/2014	12.44	.35	.48	.83	(.35)	12.92	6.75	325	1.35		2.79
7/31/2013[3,4]	13.08	.31	(.64)	(.33)	(.31)	12.44	(2.64)[5]	375	1.34	[6]	2.56	[6]
8/31/2012	12.26	.37	.82	1.19	(.37)	13.08	9.85	420	1.34		2.94
8/31/2011	12.53	.39	(.27)	.12	(.39)	12.26	1.03	370	1.35		3.21
Class F-1:
7/31/2016	12.96	.39	.44	.83	(.39)	13.40	6.53	518	.67		3.04
7/31/2015	12.92	.41	.04	.45	(.41)	12.96	3.49	1,474	.67		3.16
7/31/2014	12.44	.43	.48	.91	(.43)	12.92	7.46	1,389	.68		3.46
7/31/2013[3,4]	13.08	.39	(.64)	(.25)	(.39)	12.44	(2.05)[5]	1,659	.68	[6]	3.21	[6]
8/31/2012	12.26	.46	.82	1.28	(.46)	13.08	10.59	1,526	.66		3.62
8/31/2011	12.53	.47	(.27)	.20	(.47)	12.26	1.73	1,356	.66		3.90
Class F-2:
7/31/2016	12.96	.43	.44	.87	(.43)	13.40	6.84	2,879	.40		3.26
7/31/2015	12.92	.44	.04	.48	(.44)	12.96	3.76	990	.41		3.42
7/31/2014	12.44	.46	.48	.94	(.46)	12.92	7.74	662	.42		3.70
7/31/2013[3,4]	13.08	.42	(.64)	(.22)	(.42)	12.44	(1.81)[5]	327	.42	[6]	3.49	[6]
8/31/2012	12.26	.49	.82	1.31	(.49)	13.08	10.88	239	.40		3.87
8/31/2011	12.53	.50	(.27)	.23	(.50)	12.26	1.99	196	.41		4.15
Class R-6:
7/31/2016	12.96	.44	.44	.88	(.44)	13.40	6.95	391	.29		3.39
7/31/2015	12.92	.46	.04	.50	(.46)	12.96	3.86	270	.30		3.52
7/31/2014	12.44	.48	.48	.96	(.48)	12.92	7.86	165	.31		3.81
7/31/2013[3,4]	13.08	.43	(.64)	(.21)	(.43)	12.44	(1.71)[5]	115	.31	[6]	3.58	[6]
8/31/2012[4,7]	12.94	.14	.15	.29	(.15)	13.08	2.25 [5]	42	.09	[5]	1.15	[5]

	Year ended July 31			For the period 9/1/2012 to	Year ended August 31
	2016	2015	2014	7/31/2013[3,4,5]	2012	2011
Portfolio turnover rate for all share classes	13%	14%	10%	16%	14%	12%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	In 2013, the fund changed its fiscal year-end from August to July.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 11, 2012.

See Notes to Financial Statements

72	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2016	$15.40	$.63	$.79	$1.42	$(.61)	$16.21	9.45%	$3,519	.67%		4.02%
7/31/2015	15.22	.64	.17	.81	(.63)	15.40	5.34	2,700	.68		4.13
7/31/2014	14.48	.68	.73	1.41	(.67)	15.22	9.99	2,357	.68		4.59
7/31/2013	15.13	.63	(.65)	(.02)	(.63)	14.48	(.25)	2,246	.69		4.14
7/31/2012	13.78	.66	1.35	2.01	(.66)	15.13	14.98	2,286	.68		4.64
Class B:
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.67	1	1.38		3.36
7/31/2015	15.22	.53	.17	.70	(.52)	15.40	4.60	4	1.39		3.43
7/31/2014	14.48	.57	.73	1.30	(.56)	15.22	9.17	6	1.44		3.87
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(.97)	10	1.42		3.42
7/31/2012	13.78	.56	1.35	1.91	(.56)	15.13	14.14	16	1.42		3.96
Class C:
7/31/2016	15.40	.52	.79	1.31	(.50)	16.21	8.62	247	1.43		3.26
7/31/2015	15.22	.52	.17	.69	(.51)	15.40	4.55	182	1.44		3.37
7/31/2014	14.48	.56	.73	1.29	(.55)	15.22	9.12	161	1.48		3.80
7/31/2013	15.13	.52	(.65)	(.13)	(.52)	14.48	(1.02)	161	1.46		3.37
7/31/2012	13.78	.55	1.35	1.90	(.55)	15.13	14.09	170	1.46		3.86
Class F-1:
7/31/2016	15.40	.62	.79	1.41	(.60)	16.21	9.37	282	.74		3.95
7/31/2015	15.22	.62	.17	.79	(.61)	15.40	5.27	207	.75		4.06
7/31/2014	14.48	.66	.73	1.39	(.65)	15.22	9.87	178	.79		4.49
7/31/2013	15.13	.62	(.65)	(.03)	(.62)	14.48	(.35)	172	.79		4.04
7/31/2012	13.78	.65	1.35	2.00	(.65)	15.13	14.89	191	.76		4.56
Class F-2:
7/31/2016	15.40	.66	.79	1.45	(.64)	16.21	9.65	775	.48		4.18
7/31/2015	15.22	.66	.17	.83	(.65)	15.40	5.53	321	.49		4.32
7/31/2014	14.48	.70	.73	1.43	(.69)	15.22	10.15	223	.53		4.71
7/31/2013	15.13	.66	(.65)	.01	(.66)	14.48	(.09)	126	.52		4.31
7/31/2012	13.78	.69	1.35	2.04	(.69)	15.13	15.20	87	.49		4.81
Class R-6:
7/31/2016	15.40	.68	.79	1.47	(.66)	16.21	9.76	269	.38		4.31
7/31/2015	15.22	.68	.17	.85	(.67)	15.40	5.64	188	.39		4.42
7/31/2014	14.48	.72	.73	1.45	(.71)	15.22	10.27	108	.42		4.82
7/31/2013	15.13	.68	(.65)	.03	(.68)	14.48	.02	58	.40		4.44
7/31/2012[3,4]	14.86	.14	.28	.42	(.15)	15.13	2.85 [5]	13	.08	[5]	1.00	[5]

	Year ended July 31
	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	21%	23%	24%	25%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Class R-6 shares were offered beginning May 11, 2012.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	73

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
7/31/2016	$17.62	$.57	$.58	$1.15	$(.56)	$18.21	6.65%	$1,678		.60%		3.17%
7/31/2015	17.52	.60	.09	.69	(.59)	17.62	3.98	1,386		.62		3.38
7/31/2014	16.72	.63	.80	1.43	(.63)	17.52	8.72	1,265		.63		3.72
7/31/2013[3,4]	17.54	.59	(.82)	(.23)	(.59)	16.72	(1.45)[5]	1,250		.63	[6]	3.64	[6]
8/31/2012	16.32	.66	1.22	1.88	(.66)	17.54	11.70	1,334		.63		3.89
8/31/2011	16.63	.65	(.31)	.34	(.65)	16.32	2.24	1,218		.64		4.08
Class B:
7/31/2016	17.62	.44	.58	1.02	(.43)	18.21	5.88	—	[7]	1.34		2.51
7/31/2015	17.52	.47	.09	.56	(.46)	17.62	3.22	1		1.35		2.65
7/31/2014	16.72	.51	.79	1.30	(.50)	17.52	7.93	2		1.38		3.00
7/31/2013[3,4]	17.54	.47	(.82)	(.35)	(.47)	16.72	(2.12)[5]	3		1.37	[6]	2.90	[6]
8/31/2012	16.32	.53	1.22	1.75	(.53)	17.54	10.89	5		1.37		3.17
8/31/2011	16.63	.53	(.31)	.22	(.53)	16.32	1.48	7		1.39		3.33
Class C:
7/31/2016	17.62	.43	.58	1.01	(.42)	18.21	5.82	97		1.39		2.38
7/31/2015	17.52	.46	.09	.55	(.45)	17.62	3.16	78		1.40		2.59
7/31/2014	16.72	.50	.80	1.30	(.50)	17.52	7.87	76		1.42		2.94
7/31/2013[3,4]	17.54	.46	(.82)	(.36)	(.46)	16.72	(2.16)[5]	87		1.42	[6]	2.85	[6]
8/31/2012	16.32	.52	1.22	1.74	(.52)	17.54	10.83	101		1.42		3.10
8/31/2011	16.63	.52	(.31)	.21	(.52)	16.32	1.42	91		1.44		3.28
Class F-1:
7/31/2016	17.62	.55	.58	1.13	(.54)	18.21	6.52	83		.73		3.04
7/31/2015	17.52	.58	.09	.67	(.57)	17.62	3.85	63		.74		3.26
7/31/2014	16.72	.61	.80	1.41	(.61)	17.52	8.59	65		.76		3.60
7/31/2013[3,4]	17.54	.56	(.82)	(.26)	(.56)	16.72	(1.58)[5]	74		.77	[6]	3.50	[6]
8/31/2012	16.32	.64	1.22	1.86	(.64)	17.54	11.59	82		.73		3.79
8/31/2011	16.63	.64	(.31)	.33	(.64)	16.32	2.13	82		.74		3.98
Class F-2:
7/31/2016	17.62	.60	.58	1.18	(.59)	18.21	6.79	213		.48		3.29
7/31/2015	17.52	.62	.09	.71	(.61)	17.62	4.10	134		.49		3.51
7/31/2014	16.72	.65	.80	1.45	(.65)	17.52	8.85	110		.51		3.84
7/31/2013[3,4]	17.54	.60	(.82)	(.22)	(.60)	16.72	(1.35)[5]	91		.51	[6]	3.77	[6]
8/31/2012	16.32	.68	1.22	1.90	(.68)	17.54	11.87	74		.48		4.02
8/31/2011	16.63	.67	(.31)	.36	(.67)	16.32	2.38	41		.50		4.22

	Year ended July 31			For the period 9/1/2012 to	Year ended August 31
	2016	2015	2014	7/31/2013[3,4,5]	2012	2011
Portfolio turnover rate for all share classes	11%	17%	8%	12%	15%	10%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	In 2013, the fund changed its fiscal year-end from August to July.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $1 million.

See Notes to Financial Statements

74	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Class A:
7/31/2016	$10.66	$.28	$.45	$.73	$(.27)	$11.12	6.95%[4]		$161		.72%[4]		.69%[4]		2.54%[4]
7/31/2015	10.58	.32	.07	.39	(.31)	10.66	3.65	[4]	124		.72	[4]	.67	[4]	2.91	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.83	[4]	102		.73	[4]	.63	[4]	3.07	[4]
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.16)[4]		100		.66	[4]	.59	[4]	2.88	[4]
7/31/2012	9.98	.32	.87	1.19	(.32)	10.85	12.11	[4]	106		.76	[4]	.63	[4]	3.06	[4]
Class B:
7/31/2016	10.66	.25	.45	.70	(.24)	11.12	6.64	[4]	–	[5]	1.06	[4]	1.03	[4]	2.24	[4]
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.87	[4]	–	[5]	1.49	[4]	1.43	[4]	2.15	[4]
7/31/2014	10.21	.23	.37	.60	(.23)	10.58	5.98	[4]	–	[5]	1.51	[4]	1.44	[4]	2.29	[4]
7/31/2013	10.85	.22	(.64)	(.42)	(.22)	10.21	(4.00)[4]		–	[5]	1.53	[4]	1.46	[4]	1.99	[4]
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.18	[4]	–	[5]	1.59	[4]	1.45	[4]	2.24	[4]
Class C:
7/31/2016	10.66	.20	.45	.65	(.19)	11.12	6.11		14		1.51		1.48		1.75
7/31/2015	10.58	.23	.07	.30	(.22)	10.66	2.79		10		1.56		1.50		2.07
7/31/2014	10.21	.22	.37	.59	(.22)	10.58	5.89		8		1.60		1.51		2.19
7/31/2013	10.85	.21	(.64)	(.43)	(.21)	10.21	(4.04)		8		1.58		1.50		1.96
7/31/2012	9.98	.23	.87	1.10	(.23)	10.85	11.12		7		1.62		1.50		2.17
Class F-1:
7/31/2016	10.66	.29	.45	.74	(.28)	11.12	7.02	[4]	2		.65	[4]	.62	[4]	2.61	[4]
7/31/2015	10.58	.31	.07	.38	(.30)	10.66	3.58	[4]	2		.80	[4]	.74	[4]	2.83	[4]
7/31/2014	10.21	.31	.37	.68	(.31)	10.58	6.77	[4]	1		.77	[4]	.68	[4]	3.03	[4]
7/31/2013	10.85	.29	(.64)	(.35)	(.29)	10.21	(3.36)[4]		1		.86	[4]	.79	[4]	2.67	[4]
7/31/2012	9.98	.31	.87	1.18	(.31)	10.85	11.95	[4]	2		.86	[4]	.74	[4]	2.94	[4]
Class F-2:
7/31/2016	10.66	.30	.45	.75	(.29)	11.12	7.10		31		.58		.55		2.68
7/31/2015	10.58	.33	.07	.40	(.32)	10.66	3.77		20		.61		.56		3.02
7/31/2014	10.21	.32	.37	.69	(.32)	10.58	6.89		16		.66		.57		3.13
7/31/2013	10.85	.31	(.64)	(.33)	(.31)	10.21	(3.14)		14		.64		.57		2.90
7/31/2012	9.98	.33	.87	1.20	(.33)	10.85	12.21		13		.63		.53		3.13

	Year ended July 31
	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	14%	42%	25%	23%	15%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reduced fees for other fees and expenses.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.

See Notes to Financial Statements

American Funds Tax-Exempt Funds	75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of The Tax-Exempt Fund of California for each of the periods ended on or before July 31, 2013, were audited by another independent registered public accounting firm whose report, dated September 9, 2013, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California
September 12, 2016

76	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2016, through July 31, 2016).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	77

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,008.17	$2.95	.59%
Class A – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class F-1 – actual return	1,000.00	1,007.07	4.04	.81
Class F-1 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class F-2 – actual return	1,000.00	1,008.35	2.80	.56
Class F-2 – assumed 5% return	1,000.00	1,022.08	2.82	.56

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,012.19	$3.10	.62%
Class A – assumed 5% return	1,000.00	1,021.78	3.12	.62
Class B – actual return	1,000.00	1,008.77	6.44	1.29
Class B – assumed 5% return	1,000.00	1,018.45	6.47	1.29
Class C – actual return	1,000.00	1,008.56	6.64	1.33
Class C – assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class F-1 – actual return	1,000.00	1,011.90	3.35	.67
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 – actual return	1,000.00	1,013.21	2.05	.41
Class F-2 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-6 – actual return	1,000.00	1,013.78	1.50	.30
Class R-6 – assumed 5% return	1,000.00	1,023.37	1.51	.30

The Tax-Exempt Bond Fund of America

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,032.30	$2.68	.53%
Class A – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class B – actual return	1,000.00	1,028.49	6.46	1.28
Class B – assumed 5% return	1,000.00	1,018.50	6.42	1.28
Class C – actual return	1,000.00	1,028.25	6.66	1.32
Class C – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class F-1 – actual return	1,000.00	1,031.38	3.48	.69
Class F-1 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class F-2 – actual return	1,000.00	1,033.01	2.02	.40
Class F-2 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class R-6 – actual return	1,000.00	1,033.54	1.47	.29
Class R-6 – assumed 5% return	1,000.00	1,023.42	1.46	.29

78	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,049.97	$3.41	.67%
Class A – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class B – actual return	1,000.00	1,046.37	6.97	1.37
Class B – assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class C – actual return	1,000.00	1,046.10	7.17	1.41
Class C – assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class F-1 – actual return	1,000.00	1,049.68	3.72	.73
Class F-1 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class F-2 – actual return	1,000.00	1,051.01	2.40	.47
Class F-2 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-6 – actual return	1,000.00	1,051.56	1.84	.36
Class R-6 – assumed 5% return	1,000.00	1,023.07	1.81	.36

The Tax-Exempt Fund of California

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,030.23	$3.03	.60%
Class A – assumed 5% return	1,000.00	1,021.88	3.02	.60
Class B – actual return	1,000.00	1,026.57	6.75	1.34
Class B – assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class C – actual return	1,000.00	1,026.19	7.00	1.39
Class C – assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class F-1 – actual return	1,000.00	1,029.56	3.68	.73
Class F-1 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class F-2 – actual return	1,000.00	1,030.87	2.37	.47
Class F-2 – assumed 5% return	1,000.00	1,022.53	2.36	.47

American Funds Tax-Exempt Fund of New York

	Beginning account value 2/1/2016	Ending account value 7/31/2016	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,034.33	$3.19	.63%
Class A – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B – actual return	1,000.00	1,033.24	4.20	.83
Class B – assumed 5% return	1,000.00	1,020.74	4.17	.83
Class C – actual return	1,000.00	1,030.28	7.17	1.42
Class C – assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class F-1 – actual return	1,000.00	1,034.65	2.88	.57
Class F-1 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class F-2 – actual return	1,000.00	1,035.06	2.53	.50
Class F-2 – assumed 5% return	1,000.00	1,022.38	2.51	.50

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

American Funds Tax-Exempt Funds	79

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2016:

Fund	Exempt interest dividends
American Funds Short-Term Tax-Exempt Bond Fund	100%
Limited Term Tax-Exempt Bond Fund of America	100
The Tax-Exempt Bond Fund of America	100
American High-Income Municipal Bond Fund	100
The Tax-Exempt Fund of California	100
American Funds Tax-Exempt Fund of New York	100

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2017, to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their tax advisors.

80	American Funds Tax-Exempt Funds

Approval of Investment Advisory and Service Agreement

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, American Funds Tax-Exempt Fund of New York

The boards of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “board”) have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of each fund’s independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objective. They compared each fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short 1–5 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, one-year, three-year, five-year and lifetime periods, while below those of the Bloomberg Barclays index for those periods.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income that is exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital. The board and the committee reviewed the fund’s investment results measured against the Lipper Short-Intermediate Municipal Debt Funds Average and the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, one-year, three-year, five-year, 10-year and lifetime periods, and were below the results of the Bloomberg Barclays index for all periods shown.

American Funds Tax-Exempt Funds	81

Approval of Investment Advisory and Service Agreement (continued)

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper General & Insured Municipal Debt Funds Average and the Bloomberg Barclays Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods considered, and above the results of the Bloomberg Barclays index for the three-year and five-year periods (while below the results of the index for the year-to-date, one-year and 10-year periods).

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Municipal Debt Funds Average, the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for all periods shown; above the Bloomberg Barclays Municipal Bond Index for the year-to-date, one-year, three-year, five-year and lifetime periods and in line for the 10-year period; and above the Bloomberg Barclays High Yield Municipal Bond Index for all periods considered other than the 10-year period.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper California Municipal Debt Funds Average and the Bloomberg Barclays California Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the year-to-date, three-year, five-year, 10-year and lifetime periods (although below the results of the average for the one-year period), and were above the results of the Bloomberg Barclays index for the five-year period and in line with the results for the three-year period (while below the index for the year-to-date, one-year and 10-year periods).

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes, with a secondary objective of preservation of capital. The board and the committee reviewed the fund’s investment results measured against the Lipper New York Municipal Debt Funds Average and the Bloomberg Barclays New York Municipal Bond Index. They noted that the investment results for the fund were above the results of the Lipper average for the lifetime period and in line with the three-year period (although below the results of the average for the year-to-date and one-year periods), while above those of the Bloomberg Barclays index for the lifetime period, though below the results of the index for all other periods considered.

The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

82	American Funds Tax-Exempt Funds

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that each fund’s advisory fees were below the median (with the exception of American Funds Short-Term Tax-Exempt Bond Fund’s fees, which were in line with the median), and expenses for each of the funds were below the median of their respective categories. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

American Funds Tax-Exempt Funds	83

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in each fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

84	American Funds Tax-Exempt Funds

Boards of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	STEX	2010	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
James G. Ellis, 1947	STEX	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
	LTEX	2006
	TEBF	2006
	AHIM	2006
	TEFCA	2006
	TEFNY	2010
Leonard R. Fuller, 1946	STEX	1995	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
	LTEX	1994
	TEBF	1994
	AHIM	1994
	TEFCA	1994
	TEFNY	2010
R. Clark Hooper, 1946 Chairman of the Boards (Independent and Non-Executive)	STEX	2005	Private investor	81	None
	LTEX	2005
	TEBF	2005
	AHIM	2005
	TEFCA	2005
	TEFNY	2010
Merit E. Janow, 1958	STEX	2010	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Navigation Limited
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Laurel B. Mitchell, PhD, 1955	STEX	2009	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	77	None
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2009
	TEFNY	2010
Frank M. Sanchez, 1943	STEX	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
	LTEX	1999
	TEBF	1999
	AHIM	1999
	TEFCA	1999
	TEFNY	2010
Margaret Spellings, 1957	STEX	2009	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	ClubCorp Holdings, Inc.
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010

See page 87 for footnotes.

American Funds Tax-Exempt Funds	85

Independent trustees1 (continued)

Name and year of birth	Year first elected a trustee of the fund[2]		Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Steadman Upham, PhD, 1949	STEX	2009	President and University Professor, The University of Tulsa	80	None
	LTEX	2007
	TEBF	2007
	AHIM	2007
	TEFCA	2007
	TEFNY	2010

Interested trustees[4,5]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Karl J. Zeile, 1966 Vice Chairman of the Board: STEX Vice Chairman of the Board and President: AHIM, TEFNY Vice Chairman of the Board and Senior Vice President: LTEX, TEBF, TEFCA	STEX	2011	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	6	None
	LTEX	2004
	TEBF	2009
	AHIM	2008
	TEFCA	2009
	TEFNY	2010

Michael C. Gitlin, 1970	STEX	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	19	None
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

The funds’ statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the funds is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

STEX	American Funds Short-Term Tax-Exempt Bond Fund	AHIM	American High-Income Municipal Bond Fund
LTEX	Limited Term Tax-Exempt Bond Fund of America	TEFCA	The Tax-Exempt Fund of California
TEBF	The Tax-Exempt Bond Fund of America	TEFNY	American Funds Tax-Exempt Fund of New York

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Brenda S. Ellerin, 1963 President: STEX, LTEX Senior Vice President: TEBF	STEX	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	1997
	TEBF	1999
Neil L. Langberg, 1953 President: TEBF, TEFCA Senior Vice President: STEX, LTEX,AHIM	STEX	1989	Partner — Capital Fixed Income Investors, Capital Research and Management Company
	LTEX	1993
	TEBF	1985
	AHIM	1994
	TEFCA	1986

86	American Funds Tax-Exempt Funds

Other officers5 (continued)

Name, year of birth and position with fund	Year first elected an officer of the fund[2]		Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Kristine M. Nishiyama, 1970 Senior Vice President	STEX	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
	LTEX	2003
	TEBF	2003
	AHIM	2003
	TEFCA	2003
	TEFNY	2010
Chad M. Rach, 1972 Senior Vice President	AHIM	2015	Partner — Capital Fixed Income Investors, Capital Research and Management Company

Jerome H. Solomon, 1963 Vice President	TEFNY	2011	Vice President — Capital Fixed Income Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	STEX	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Brian C. Janssen, 1972 Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2012
	AHIM	2015
	TEFCA	2012
	TEFNY	2012
Jane Y. Chung, 1974 Assistant Secretary	STEX	2014	Associate — Fund Business Management Group, Capital Research and Management Company
	LTEX	2014
	TEBF	2014
	AHIM	2014
	TEFCA	2014
	TEFNY	2014
Dori Laskin, 1951 Assistant Treasurer	STEX	2010	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2010
	TEBF	2010
	AHIM	2010
	TEFCA	2010
	TEFNY	2010
Gregory F. Niland, 1971 Assistant Treasurer	STEX	2015	Vice President — Investment Operations, Capital Research and Management Company
	LTEX	2015
	TEBF	2015
	AHIM	2015
	TEFCA	2015
	TEFNY	2015

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the Investment Company Act of 1940.
[2]	Includes service as a director/trustee or officer of the fund’s predecessor, The Tax-Exempt Bond Fund of America, Inc. or American High-Income Municipal Bond Fund, Inc., each a Maryland corporation, or Limited Term Tax-Exempt Bond Fund of America or The Tax-Exempt Fund of California, each a Massachusetts business trust. Trustees and officers of the funds serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940,on the basis of their current or former affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Tax-Exempt Funds	87

Offices of the funds and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd floor
Los Angeles, CA 90071-3132

Custodians of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

88	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete July 31, 2016, portfolios of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York’s investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectuses, which give details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2015	$58,000
2016	$61,000

b) Audit-Related Fees:
2015	None
2016	None

c) Tax Fees:
2015	None
2016	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2015	None
2016	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2015	None
2016	$17,000
The audit-related fees consist of fees related to the review of the registration statement filed on Form N-14 for merger activities.
c) Tax Fees:
2015	$29,000
2016	$9,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2015	$2,000
2016	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $50,000 for fiscal year 2015 and $38,000 for fiscal year 2016. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio
July 31, 2016
Bonds, notes & other debt instruments 93.49% Alabama 1.46%	Principal amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$613
Birmingham Special Care Facs. Fncg. Auth., Improvement Rev. Ref. Bonds (Methodist Home for the Aging), Series 2015-1, 5.75% 2045	3,250	3,562
Birmingham Special Care Facs. Fncg. Auth., Improvement Rev. Ref. Bonds (Methodist Home for the Aging), Series 2015-1, 6.00% 2050	1,600	1,765
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	10,000	11,207
Houston County, Health Care Auth., Series 2016-A, 5.00% 2030	2,000	2,386
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	4,100	4,692
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	807
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	6,500	7,907
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,548
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	674
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	798
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	5,127
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,016
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0%/7.75% 2046[1]	2,500	1,956
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,250	1,573
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,000	6,367
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	2,340	3,217
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,947
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2036	3,400	3,946
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	5,000	5,282
		74,390
Alaska 0.26%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2033	2,000	2,319
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2034	2,000	2,310
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	1,000	1,223
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2018	2,550	2,777
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	3,322
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,158
		13,109
Arizona 1.37%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 2.29% 2048 (put 2020)[2]	2,500	2,547
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	429	436
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	893	907
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.243% 2037[2]	9,735	9,058
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single Family Mortgage Rev. Bonds, Series 2006-3A, AMT, 5.25% 2038	216	221
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2035[3]	1,590	1,719
American High-Income Municipal Bond Fund — Page 1 of 52

Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), 5.00% 2045[3]	$2,250	$2,414
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[3]	1,250	1,449
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[3]	1,560	1,862
Industrial Dev. Auth. of the City of Phoenix, Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[3]	6,500	7,873
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[3]	5,500	5,971
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[3]	1,500	1,645
Industrial Dev. Auth. of the City of Phoenix, Education Facs. Rev Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[3]	6,350	6,888
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	7,010
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,843
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,525
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	2,580	2,615
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	549
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,113
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,165
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	546
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	552
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	450	500
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	863
Verrado Dist. 1 Community Facs. Dist. (Town of Buckeye), Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	791
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	726
		69,788
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 1.99% 2044 (put 2022)[2]	1,000	991
California 9.91%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,250	2,509
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 4.00% 2030	115	128
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	122
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	179
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	190
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	379
Community Facs. Dist. No. 2013-1, City of Alameda (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2034	135	159
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	3,355	3,826
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,295	3,742
Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,405
American High-Income Municipal Bond Fund — Page 2 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2016-A, 5.25% 2036	$1,000	$1,128
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	800	810
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,780	3,825
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	591
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	1,000	1,178
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,198
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,457
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,948
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	400	482
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	2,500	2,830
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.54% 2045 (put 2024)[2]	1,500	1,516
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 1.233% 2045 (put 2017)[2]	4,000	4,004
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	665
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	717
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	689
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,190
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,676
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.), Series A, AMBAC insured, 5.00% 2022	2,000	2,136
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,719
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,467
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,680
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	274
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	414
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,109
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,248
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	500	506
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,140	1,143
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	692
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	718
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 5.00% 2036	1,510	1,787
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	2,905
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	2,500	3,802
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,237
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 4.00% 2031	700	762
American High-Income Municipal Bond Fund — Page 3 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	$4,000	$4,311
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,480
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	10,000	5,652
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	545
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,935
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0%/6.85% 2042[1]	1,250	1,114
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,599
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,856
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,287
Various Purpose G.O. Bonds, 3.00% 2016	5,000	5,001
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2040	5,000	6,061
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	10,000	10,203
Grossmont Union High School Dist., G.O. Bonds (San Diego County), 2004 Election, 0% 2032	5,000	3,237
Hawthorne School Dist., Capital Appreciation Bonds, 2004 Election, Series 2008-C, Assured Guaranty insured, 0% 2038	6,750	3,197
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	276
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	599
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	634
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	678
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	408
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,098
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	411
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	590	690
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	717
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	435
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	362
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	639
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	404
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,265	1,560
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,920	3,474
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	9,625	11,177
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,177
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,223
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,440
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	980	1,117
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	578
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	724
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	7,307
Mendocino-Lake Community College Dist., G.O. Bonds (Mendocino and Lake Counties), 2006 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2051	3,000	883
Moorpark Unified School Dist., G.O. Bonds (Ventura County), 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,363
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	6,516
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	1,320	1,392
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,516
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[3]	2,035	2,238
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[3]	5,600	6,217
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,642
American High-Income Municipal Bond Fund — Page 4 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	$1,500	$1,638
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	585	595
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	415	425
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028[3]	845	890
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038[3]	750	788
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[3]	1,000	1,049
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	869
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	2,005
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,420
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,153
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,748
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	2,000	2,495
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,166
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,627
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,016
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[3]	7,500	9,905
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,287
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,955
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	539
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,615
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 5.00% 2026	1,000	1,240
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	2,108
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,250	1,452
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	2,167
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	2,000	2,007
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,308
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,386
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,382
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,860
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2029	9,320	6,307
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	5,880
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,584
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	2,675	3,119
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,662
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	2,725	3,113
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[3]	9,000	10,157
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2032	1,925	1,183
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2034	1,000	565
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2035	3,500	1,894
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	739
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	805	952
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,290	2,395
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,639
American High-Income Municipal Bond Fund — Page 5 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	$1,200	$1,438
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,764
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	54
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034 (preref. 2019)	1,500	1,758
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	6
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	7,040
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2037	500	548
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	3,120	3,579
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2014, 5.00% 2035	425	490
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	608
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2027	230	277
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2029	1,000	1,190
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	455	540
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2031	595	703
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2033	500	585
Sacramento County, Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County, Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 1.001% 2034[2]	5,000	4,662
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,363
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	16,290
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2027	360	448
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2028	800	990
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2029	250	307
San Diego City, Community Facs. Dist. No. 4, Special Tax Bonds (Black Mountain Ranch Villages), 5.00% 2030	250	306
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,927
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	3,000	3,382
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2009-C, 6.50% 2039	1,450	1,703
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,775	2,243
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.625% 2039	2,500	2,946
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,000	2,549
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2034	700	867
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	829
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds (Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	430
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,494
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,302
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	284
Successor Agcy. to the Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,117
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,588
American High-Income Municipal Bond Fund — Page 6 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	$4,000	$4,740
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,112
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022	1,600	1,826
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,141
San Mateo County, Community College Dist. (County, of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	2,992
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,818
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	989
Santa Ana Unified School Dist., G.O. Bonds (Orange County), 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	5,949
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	4,272
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	3,883
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,606
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,059
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2026	1,090	1,368
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2032	1,510	1,829
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2035	1,725	2,064
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2036	1,780	2,125
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	6,000	7,346
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.00% 2026[3]	1,260	1,309
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.50% 2031[3]	500	521
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 5.00% 2046[3]	2,305	2,427
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Obligated Group), Series 2016-A, 5.00% 2046[3]	1,600	1,694
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	1,250	1,356
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[3]	7,100	7,701
City of Seal Beach, Community Facs. Dist., No. 2005-01, Special Tax Rev. Ref. Bonds (Pacific Gateway Business Center), 3.00% 2027	100	103
City of Seal Beach, Community Facs. Dist., No. 2005-01, Special Tax Rev. Ref. Bonds (Pacific Gateway Business Center), 3.00% 2028	120	123
City of Seal Beach, Community Facs. Dist., No. 2005-01, Special Tax Rev. Ref. Bonds (Pacific Gateway Business Center), 3.125% 2030	175	178
City of Seal Beach, Community Facs. Dist., No. 2005-01, Special Tax Rev. Ref. Bonds (Pacific Gateway Business Center), 3.125% 2031	460	466
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	3,159
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	25
State Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	30	30
American High-Income Municipal Bond Fund — Page 7 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	$700	$704
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	1,350	1,355
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,000	1,158
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,151
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	800	815
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.75% 2030	3,265	3,265
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[3]	5,500	5,604
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027 (preref. 2017)	3,000	3,190
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037 (preref. 2017)	1,000	1,066
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,560	1,689
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,773
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2046[3]	1,000	1,150
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,804
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,102
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,112
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,279
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,878
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	960	1,003
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,750
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036 (preref. 2016)[3]	2,495	2,528
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[3]	1,500	1,753
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[3]	4,500	5,264
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	2,250	2,470
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,324
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,164
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, L.L.C.), Series 2016, 5.00% 2040	1,150	1,394
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,649
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	360	361
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	555	556
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2037	120	120
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,235	1,353
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	2,000
American High-Income Municipal Bond Fund — Page 8 of 52

Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	$1,185	$1,185
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	1,000	1,115
Walnut Valley Unified School Dist., Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	3,024
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	140	142
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,513
		504,506
Colorado 3.58%
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 5.75% 2046	4,450	4,614
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Distric No. 1), 6.00% 2050	3,700	3,835
Promenade at Castle Rock Metropolitan Dist. No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.125% 2025	1,000	1,061
Promenade at Castle Rock Metropolitan Dist. No. 1, G. O. Bonds (In the Town of Castle Rock), Series 2015-A, 5.75% 2039	10,300	10,943
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, 5.00% 2043	1,250	1,350
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,564
Central Platte Valley Metropolitan Dist., City and County of Denver, G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,524
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,743
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.25% 2030	500	536
Copperleaf Metropolitan Dist. No. 2 (Arapahoe County), Limited Tax G.O. Bonds, 5.75% 2045	1,450	1,557
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,840
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,189
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	16,000	16,615
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,036
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2014-A, 5.00% 2039	500	570
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.551% 2033[2]	4,740	4,425
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,404
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2031	1,000	650
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2006-A, National insured, 5.00% 2016	1,000	1,004
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	2,375	1,115
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	2,071
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,080
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,078
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2007-A, 5.90% 2037	1,570	1,586
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	13,473
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	575
American High-Income Municipal Bond Fund — Page 9 of 52

Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	$8,000	$8,908
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	2,000	2,402
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	2,000	2,340
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	115
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,701
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	750	860
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,217
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	1,000	1,286
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	2,009
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	5,500	4,421
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,250	1,566
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,252
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	626
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,189
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,772
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,889
Health Facs. Auth., Rev. Ref. Bonds (Sunny Vista Living), Series 2015-A, 6.125% 2045[3]	1,000	1,062
Health Facs. Auth., Rev. Ref. Bonds (Sunny Vista Living), Series 2015-A, 6.25% 2050[3]	1,870	1,982
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	350	424
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,191
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020[3]	1,500	1,657
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.00% 2025	500	507
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.375% 2033	750	754
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 5.00% 2045	1,000	1,030
Leyden Rock Metropolitan Dist. No. 10 (in the City of Arvada), Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-B, 7.25% 2045	500	499
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2035	1,000	1,057
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	750	780
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds, Series 2007, ACA insured, 5.00% 2021 (preref. 2016)	1,500	1,525
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,200	1,479
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,288
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,463
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County), Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,237
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,686
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,976
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	17,175
American High-Income Municipal Bond Fund — Page 10 of 52

Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	$430	$449
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax) Ref. and Improvement Bonds, Series 2007, 5.25% 2037	3,250	3,302
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2007, 5.20% 2036	3,225	3,237
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	551
Tallyn’s Reach Metropolitan Dist. No. 3 in the City of Aurora, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,261
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006, 5.75% 2036	1,148	1,150
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2029	25	25
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds, Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,989
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 0% 2040	2,220	1,636
		182,363
Connecticut 0.89%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,155	1,232
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	6,600	6,986
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2046[3]	1,000	1,112
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 2053[3]	2,275	2,504
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 2020[3]	700	705
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2011-A, 5.00% 2032	250	282
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,330	1,434
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,500	2,502
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2016-A, 5.50% 2026[3]	7,500	7,500
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 2045[3]	8,000	8,124
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[3]	7,940	8,241
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[3]	4,500	4,665
		45,287
Delaware 0.01%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	260	270
District of Columbia 0.69%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	190	195
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029 (preref. 2017)	810	834
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	5,000	6,043
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	1,895	2,190
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,764
American High-Income Municipal Bond Fund — Page 11 of 52

Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
Dist. of Columbia, Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	$2,785	$3,165
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,351
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	145,000	19,540
		35,082
Florida 6.06%
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	633
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,524
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,890
Alachua County, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, 1.321% 2037[2]	415	375
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2008-D-2, 6.75% 2030	900	1,028
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,324
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	117
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,171
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,957
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	883
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,748
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,336
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,400
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,389
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), 6.00% 2045[3]	7,000	7,841
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,370	1,370
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2024[3]	1,000	1,176
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2030[3]	7,000	7,997
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,639
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,914
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	6,052
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2024 (put 2014)[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	8,640
Greater Orlando Aviation Auth. (City of Orlando), Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,000	1,267
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,247
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,383
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,440	3,455
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2018 (preref. 2016)	100	101
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	930	943
Highlands County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	70	71
Hillsborough County, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2044	1,000	1,155
American High-Income Municipal Bond Fund — Page 12 of 52

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project), Series 2007-A, 6.25% 2027[3]	$4,565	$4,746
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,061
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project), Series 2006, 5.40% 2037	825	827
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,695	2,698
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	2,010	2,114
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,160	2,279
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), 4.875% 2035	500	532
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	3,110
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,096
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,090
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,544
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	3,033
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	4,335	4,382
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,791
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2024[4]	4,255	893
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	3,385	3,317
Marshall Creek Community Dev. Dist., Special Assessment Bonds, 6.32% 2045	220	225
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	500	576
Martin County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	269
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,660
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036	160	160
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	290	290
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020	280	285
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,879
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	835	914
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2037	1,490	1,614
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,184
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	2,113
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,698
American High-Income Municipal Bond Fund — Page 13 of 52

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	$1,500	$1,753
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,247
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,378
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,910
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,311
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,810
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	2,000	2,368
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,172
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,000	1,176
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,984
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,935	2,253
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2031	500	627
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2035	1,500	1,754
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2040	3,000	3,510
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), 5.00% 2045	3,900	4,547
Orange County, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (VITAG Florida LLC Project), Series 2014, AMT, 8.00% 2036[3]	2,500	2,658
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,536
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,370
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2016-A, 5.00% 2018	1,000	1,094
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,793
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,099
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	1,860	2,281
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,000	13,334
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds, Series 2006, 5.70% 2037	3,210	3,093
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,410	2,410
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2020 (put 2010)[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2021 (put 2011)[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	360	361
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,240	1,458
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,500	1,688
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	1,000	1,126
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund - Intermodal Program), Series 2011-B, AMT, 5.375% 2029	1,000	1,186
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2023 (put 2013)[4]	1,165	816
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	340	344
St. Johns County, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,800	4,880
American High-Income Municipal Bond Fund — Page 14 of 52

Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040	$3,625	$4,162
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 6.00% 2045	1,600	1,848
Seminole Tribe of Florida, Series A, 5.25% 2027[3]	7,000	7,287
Seminole Tribe of Florida, Series A, 5.50% 2024[3]	3,900	4,078
Seminole Tribe of Florida, Series A, 5.75% 2022[3]	1,175	1,232
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2027	1,000	1,266
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	500	629
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2023[4]	2,035	1,425
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,572
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,474
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	11,200	13,047
Tampa Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,576
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,120	1,121
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,130	5,132
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,796
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,811
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,178
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,515	1,520
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036[4]	5,940	3,563
		308,450
Georgia 1.92%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,890	1,890
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	137
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	5,665
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,553
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2008-E, 7.00% 2023	2,000	2,167
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,100	3,221
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,164
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	11,185
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	7,315	8,436
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029	1,850	2,111
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,595	3,600
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	840
American High-Income Municipal Bond Fund — Page 15 of 52

Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	$1,350	$1,609
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2018	1,025	1,031
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.125% 2037	2,500	2,503
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,242
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	5,415	5,958
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	1,085	1,194
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,898
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,222
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,278
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,376
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,551
Municipal Electric Auth., Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015-A, 5.00% 2060	3,190	3,742
Municipal Electric Auth., Series 2015-A, 5.50% 2060	3,000	3,653
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,191
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	4,000	4,625
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2024[3]	2,115	1,400
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 2034[3]	3,495	1,210
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0%/7.00% 2049[1,3]	6,755	4,165
		97,817
Guam 0.44%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	1,500	1,836
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	2,500	3,073
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,008
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	546
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,180
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,217
Government of Guam, Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	2,000	2,283
Limited Obligation (Section 30) Bonds, Series 2009-A, 5.75% 2034	3,000	3,357
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.25% 2025	2,000	2,221
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040	500	553
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	3,750	4,386
		22,660
Hawaii 0.20%
Airports System Rev. Bonds, Series 2015-B, AMT, 5.00% 2045	1,000	1,175
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	970	1,185
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	3,971
American High-Income Municipal Bond Fund — Page 16 of 52

Bonds, notes & other debt instruments Hawaii (continued)	Principal amount (000)	Value (000)
Electric Co., Inc. Special Purpose Rev. Ref. Bonds (Dept. of Budget and Fin. of the State of Hawaii), AMT, 3.25% 2025	$1,600	$1,739
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,144
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2013-A, 5.50% 2043	1,000	1,210
		10,424
Idaho 0.36%
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2024	1,640	1,944
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2037	1,000	1,158
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.00% 2044	7,230	8,200
Housing and Fin. Auth., Rev Bonds (Terraces of Boise Project), Series 2014-A, 8.125% 2049	4,520	5,131
Nez Perce County, Pollution Control Rev. Ref. Bonds (Potlatch Corp. Project), Series 2016, 2.75% 2024	2,000	2,000
		18,433
Illinois 10.18%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 2027	6,000	6,031
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, 4.44% 2032 (put 2017)[2]	2,500	2,484
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, 4.44% 2032 (put 2017)[2]	2,500	2,483
Board of Education of the City of Chicago, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, 1.27% 2036 (put 2018)[2]	5,250	4,767
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,868
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	9,500	11,114
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,827
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	3,000	3,483
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,886
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	2,230
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,140
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	3,031
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	1,029
City of Chicago, G.O. Bonds, Project and Ref. Series 2005-D, 5.50% 2040	1,000	1,035
City of Chicago, G.O. Bonds, Ref. Series 2016-C, 5.00% 2035	1,290	1,321
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,400	3,555
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,216
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	2,045
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,199
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	5,087
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,520
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	4,049
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,990
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2030	1,600	1,901
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2031	1,285	1,521
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	5,745	6,758
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,430
American High-Income Municipal Bond Fund — Page 17 of 52

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	$3,000	$3,504
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	4,455	4,106
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	2,650	2,439
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,170
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,210
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,206
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	841
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,500	2,981
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,414
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,139
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2042	1,700	1,899
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	500	574
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,000	1,207
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	7,550	10,570
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,900	4,906
Fin. Auth. Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	2,110	2,507
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,767
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,007
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,022
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2038	400	473
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,161
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009-B, 5.75% 2039	2,500	2,885
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,197
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,405	6,787
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	1,000	1,098
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2012-C, 5.00% 2020	230	265
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	3,500	4,116
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,275
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	2,000	2,367
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	10,800	12,673
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,187
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	5,410	5,825
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.00% 2037	1,250	1,343
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2045	1,155	1,245
Fin. Auth., Rev. Bonds (Plymouth Place Inc.), 5.25% 2050	3,410	3,657
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,060	1,321
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,256
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,248
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,780
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,000	3,707
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,846
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,000	1,225
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, 1.677% 2036 (put 2021)[2]	800	806
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,828
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,750
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	6,363
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	2,100	2,424
American High-Income Municipal Bond Fund — Page 18 of 52

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2031	$1,875	$2,166
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2036	1,000	1,129
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,766
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,110
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,040
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,021
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,931
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033 (preref. 2017)	1,500	1,600
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037 (preref. 2017)	1,000	1,067
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	8,935	10,398
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,472
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,364
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	12,950	15,554
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,280	2,613
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,517
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	2,000	2,098
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,335
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,424
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,155
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,848
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,683
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-A, 5.25% 2034	2,935	2,982
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.00% 2025	5,000	5,033
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), Series 2006-B, 5.25% 2019	2,875	2,896
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,336
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,783
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	1,465	1,597
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,000	11,681
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	1,825	1,972
G.O. Bonds, Series 2012-A, 5.00% 2028	2,000	2,165
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,292
G.O. Bonds, Series 2013, 5.50% 2033	3,000	3,378
G.O. Bonds, Series 2014, 5.00% 2039	4,625	5,000
G.O. Bonds, Series 2016, 4.00% 2032	5,000	5,012
G.O. Bonds, Series 2016, 5.00% 2028	2,500	2,844
G.O. Bonds, Series 2016, 5.50% 2027	2,000	2,285
G.O. Bonds, Series of July 2013, 5.50% 2038	1,000	1,115
G.O. Bonds, Series of March 2012, 5.00% 2037	1,980	2,105
G.O. Bonds, Series of May 2014, 5.00% 2039	2,600	2,817
G.O. Ref. Bonds, 5.00% 2030	3,000	3,366
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,002
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	9,000	10,474
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2032	5,000	5,766
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,265	1,454
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	2,250	2,571
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	1,250	1,427
American High-Income Municipal Bond Fund — Page 19 of 52

Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	$3,000	$3,647
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,414
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,602	1,605
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	285
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 2031	4,500	2,582
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,000	5,292
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-E, Assured Guaranty Municipal insured, 0% 2027	3,500	2,467
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,419
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	5,000	5,676
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	733	734
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,216
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	813
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,329
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	2,945	3,087
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043	1,570	2,149
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	11,020	15,431
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,158
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,182
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	6,020
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	6,550	7,936
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,452
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.125% 2027	1,130	1,177
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 4.00% 2036	1,250	1,319
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 5.00% 2034	5,000	5,980
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 4.00% 2036	4,835	5,075
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 5.00% 2032	4,350	5,219
		518,195
American High-Income Municipal Bond Fund — Page 20 of 52

Bonds, notes & other debt instruments Indiana 1.79%	Principal amount (000)	Value (000)
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	$9,000	$10,096
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	4,585	5,427
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	1,200	1,433
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,542
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,119
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	4,750	5,066
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,000	7,892
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,864
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,357
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,436
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	816
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,711
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,111
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2027 (preref. 2017)	1,350	1,389
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Community Foundation of Northwest Indiana Obilgated Group), 5.50% 2037	485	497
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	887
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	4,450	4,750
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2006-R, AMBAC insured, 5.00% 2018 (preref. 2016)	1,000	1,000
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031[4]	3,500	22
Indianapolis Local Public Improvement, Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,375
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.60% 2016	1,000	1,012
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,113
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,132
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,760
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,867
Vanderburgh County, Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021 (preref. 2016)	1,375	1,375
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), 5.50% 2027[3]	800	822
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	5,000	5,143
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	1,028
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.80% 2047	1,000	1,028
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	3,000	3,552
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,569
		91,191
Iowa 0.94%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2037 (preref. 2017)	2,500	2,700
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042 (preref. 2017)	5,000	5,400
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	5,015	5,217
American High-Income Municipal Bond Fund — Page 21 of 52

Bonds, notes & other debt instruments Iowa (continued)	Principal amount (000)	Value (000)
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	$16,300	$17,638
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	3,000	3,122
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2032	6,455	6,760
Iowa Higher Education, Loan Auth. Rev. Ref. Bonds (Wartburg College), 5.00% 2037	4,250	4,383
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.50% 2042	615	615
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	2,105	2,111
		47,946
Kansas 0.36%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,134
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	277
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	828
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.125% 2017	1,200	1,230
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,318
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project), Series 2006, 5.125% 2028	2,562	2,584
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.00% 2031	400	407
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.25% 2036	500	512
City of Wichita, Health Care Facs. Rev. Bonds (Kansas Masonic Home), Series 2016-II-A, 5.375% 2046	1,850	1,898
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	925	947
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	2,125	2,224
		18,359
Kentucky 0.91%
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.50% 2035	1,750	1,880
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2045	5,765	6,225
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2050	2,650	2,839
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,168
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,087
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,669
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,077
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,151
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.80% 2031 (put 2016)	1,375	1,375
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.65% 2031 (put 2016)	2,000	2,000
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,300	2,846
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	2,250	2,752
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,100	1,368
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,838
American High-Income Municipal Bond Fund — Page 22 of 52

Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	$2,560	$3,111
Electric Plant Board of the City of Paducah, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,787
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,250
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,666
		46,089
Louisiana 1.84%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,570
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,085
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	10,000	11,640
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	6,312
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,883
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-B, 7.00% 2044[3]	2,000	2,164
Juban Crossing, Econ. Dev. Rev. Ref. Bonds (Drainage Project), Series 2015-C, 7.00% 2044[3]	4,600	4,978
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,173
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,125	3,728
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,500	6,632
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,850	4,642
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	2,650	3,117
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,500	2,947
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	2,175	2,241
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038 (preref. 2017)	825	856
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	360	371
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043 (preref. 2017)	140	146
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,281
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	3,750	3,915
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	524
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.00% 2042	1,500	1,754
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,181
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	900	1,098
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,635	1,989
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	6,135
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,170	2,220
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	703
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,750	1,876
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	2,500	2,582
		93,743
Maine 0.33%
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,589
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,375	3,867
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,737
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	2,250	2,612
American High-Income Municipal Bond Fund — Page 23 of 52

Bonds, notes & other debt instruments Maine (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	$1,250	$1,446
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,420	2,585
		16,836
Maryland 0.85%
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 2020[3]	830	840
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,110	1,185
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	4,080	4,399
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	516
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038 (preref. 2018)	1,000	1,096
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043 (preref. 2018)	950	1,042
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,127
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,660
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,255
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[3]	2,100	2,348
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[3]	1,680	1,824
G.O. Capital Improvement Bonds, State and Local Facs., Series 2009-B, 5.25% 2016	1,835	1,839
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,514
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2037 (preref. 2017)	5,000	5,188
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2035	1,750	2,113
Prince George’s County, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[3]	2,000	2,106
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	8,006	8,016
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	946	954
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	1,000	1,165
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2014, AMT, Assured Guaranty Municipal insured, 3.50% 2028	1,500	1,599
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,686
		43,472
Massachusetts 2.27%
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2015-D, 5.00% 2044	1,500	1,748
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042[3]	1,500	1,531
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042[3]	9,250	9,426
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	5,830	6,840
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2018	22	23
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	736	778
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	4,069
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,547	4,778
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	12,254	12,875
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	870	847
American High-Income Municipal Bond Fund — Page 24 of 52

Bonds, notes & other debt instruments Massachusetts (continued)	Principal amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	$4,159	$33
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,167
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,237
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	5,500	6,640
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,557
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	11,175	13,397
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	6,000	7,239
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	21,000	21,437
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	5,000	5,971
Health and Educational Facs. Auth., Rev. Bonds (Umass Memorial Issue), Series 2010-G, 5.00% 2021	140	159
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,057
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	1,000	1,116
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,705
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,142
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,680	2,908
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC-FGIC insured, 5.00% 2027	2,000	2,008
		115,688
Michigan 4.20%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,561
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	5,000	5,131
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	4,850	5,565
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	8,200	9,218
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,646
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,159
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-1, 5.00% 2044	5,000	5,640
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,340
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,000	1,166
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	595
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,361
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,764
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-2, 5.00% 2034	2,100	2,479
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	750	895
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-B, 5.00% 2035	750	894
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,279
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,915
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,066
American High-Income Municipal Bond Fund — Page 25 of 52

Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	$1,450	$1,506
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,206
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,624
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,696
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,054
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	1,500	1,738
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	4,540	5,536
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	400	434
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,719
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	2,006
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,000	2,139
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,189
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	1,000	1,032
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,219
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	6,110	6,980
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,251
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,006
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,278
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,250
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,319
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,456
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	3,046
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	395	439
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	605	677
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 2030[3]	2,480	2,517
State Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 2030[3]	7,345	7,456
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	2,097
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2034	4,050	4,079
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	57,385	57,798
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,616
Wayne County, Airport Auth., Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,150
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,250
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,742
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,820
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,599
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,190
American High-Income Municipal Bond Fund — Page 26 of 52

Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	$2,000	$2,370
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,771
		213,929
Minnesota 0.15%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	860	884
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,705	1,834
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,750	5,066
		7,784
Mississippi 0.17%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,194
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.), Series 2007-A, 5.00% 2026	1,500	1,558
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,742
		8,494
Missouri 1.85%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2019	1,885	1,897
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2027	1,270	1,274
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2007, 5.00% 2036	650	650
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,980	5,483
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017 (escrowed to maturity)	335	342
Health & Educational Facs. Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,550
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2040	1,650	1,853
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2045	1,300	1,456
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,195
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,156
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	1,000	1,127
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-B, 4.875% 2038	3,000	3,030
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	250	299
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2036	1,100	1,287
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	1,675	1,954
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	4,200	4,504
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	2,080	2,339
Industrial Dev. Auth. of St. Louis, Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,359
American High-Income Municipal Bond Fund — Page 27 of 52

Bonds, notes & other debt instruments Missouri (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	$7,950	$8,179
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,250	1,437
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,275
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,585
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	3,198
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,674
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	5,000	6,725
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,245
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	4,480	5,853
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,321
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	5,676
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,865
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	1,000	1,104
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,078
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	700	741
The Industrial Dev. Auth. of the County of St. Louis, Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,106
Stoddard County, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,220	4,596
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	2,881
		94,294
Nebraska 0.13%
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,350	2,763
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.75% 2028 (preref. 2018)	3,500	3,901
		6,664
Nevada 1.57%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,138
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,415	2,817
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2028	2,000	2,321
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	3,075
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	470	487
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	280	289
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	395	410
American High-Income Municipal Bond Fund — Page 28 of 52

Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	$400	$413
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	420	438
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	430	444
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2020	1,325	1,440
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds, Series 2012, 5.00% 2021	1,425	1,562
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,066
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	1,100	1,108
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	1,370	1,379
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	3,405	3,411
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Improvement Bonds, 5.00% 2017	910	930
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2016	915	916
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	7,620	7,581
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	7,195	6,491
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,853
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	7,000	8,426
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,667
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,768
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,445
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 2021[3]	820	821
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[3]	1,180	1,186
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 4.25% 2024	200	216
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2022	435	487
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2023	385	436
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Ref. Bonds, Series 2013, 5.00% 2024	265	301
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2026	995	1,071
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2028	395	422
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2029	695	740
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement and Ref. Bonds, Series 2014, 5.00% 2031	140	148
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2026	500	551
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2029	1,650	1,790
City of Las Vegas, Special Improvement Dist. Nos. 812, Local Improvement and Ref. Bonds (Summerlin Village 24), 5.00% 2035	1,625	1,730
American High-Income Municipal Bond Fund — Page 29 of 52

Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037 (preref. 2017)	$3,000	$3,118
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,885
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	6,875	6,336
Rural Housing Auth., Single Family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	235	243
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020	750	806
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027	700	739
		79,901
New Hampshire 0.11%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,767
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	3,033
		5,800
New Jersey 4.49%
Camden County, Improvement Auth., Health Care Redev. Project Rev. Bonds (The Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	3,209
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2030	1,405	1,666
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	652
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,673
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,657
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,748
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,158
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,349
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,607
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	808
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	9,016
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026 (preref. 2016)	2,435	2,469
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036 (preref. 2016)	500	507
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,500	3,956
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	1,475	1,737
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,160
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,279
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties L.L.C. - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,428
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,852
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2040	850	966
American High-Income Municipal Bond Fund — Page 30 of 52

Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.04% 2028[2]	$16,000	$14,435
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,525	5,116
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	18,500	20,769
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,750	2,040
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	4,004
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	5,179
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,131
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2032	1,000	1,194
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,210
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,206
The Essex County Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), AMT, 5.25% 2045[3]	6,000	6,286
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,635
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	140	175
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,230
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,216
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	594
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,070	1,257
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Inspira Health Obligated Group Issue), Series 2016-A, 4.00% 2041	2,500	2,719
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,228
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,000	3,316
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2046	1,075	1,268
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	1,000	1,059
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,255
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,718
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,160
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,350
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,390
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 4.00% 2039	1,250	1,297
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2022	500	579
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2023	1,000	1,174
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,186
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,197
The Pollution Control Fncg. Auth. Of Salem County, Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,000	1,015
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,205
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,360
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	479
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,173
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,654
American High-Income Municipal Bond Fund — Page 31 of 52

Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	$12,650	$14,378
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	52,665	52,107
		228,841
New Mexico 0.41%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	980	996
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	2,315	2,357
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,084
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,204
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	4,250	4,637
Hospital Equipment Loan Council, Hospital Improvement and Rev. Ref. Bonds (Gerald Champion Regional Medical Center Project), 5.50% 2042	3,000	3,381
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	250	263
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	185	197
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,800	1,932
Mortgage Fin. Auth., Single Family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	300	319
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	1,205	1,260
		20,630
New York 4.49%
Buffalo and Erie County, Industrial Land Dev. Corp., Rev. Ref. Bonds (Orchard Park CCRC, Inc. Project), 2.00% 2016	75	75
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	708
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	604
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	547
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[3]	1,150	1,309
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[3]	1,265	1,328
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[3]	450	502
Build NYC Resources Corp Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), 5.50% 2045[3]	3,300	3,972
County of Chautauqua, Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	500	543
Dobbs Ferry Local Dev. Corp., Rev. Bonds, Series 2014, 5.00% 2044	2,600	3,054
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	598
Dormitory Auth., Icahn School of Medicine at Mount Sinai, Rev. Bonds, Series 2015-A, 5.00% 2040	250	302
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,828
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	6
Dormitory Auth., North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds, Series 2011-A, 5.00% 2032	4,000	4,657
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,224
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2028[3]	1,200	1,375
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2031[3]	500	571
American High-Income Municipal Bond Fund — Page 32 of 52

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2032[3]	$500	$571
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2033[3]	1,200	1,370
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2034[3]	1,200	1,365
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 2035[3]	1,000	1,138
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2010-E, 5.00% 2017	1,000	1,025
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,713
Dormitory Auth., The New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,172
Dormitory Auth., Touro College and University System Obligated Group Rev. Bonds, Series 2014-A, 5.50% 2044	1,250	1,427
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	650	710
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	750	906
City of New York, G.O. Bonds, Series 2010-B, 5.00% 2016	8,575	8,577
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	1,042
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,880
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	3,000	3,550
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[3]	5,500	6,328
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[3]	7,500	8,464
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[3]	3,160	3,695
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[3]	2,625	3,464
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,211
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	15,216
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 0.977% 2033 (put 2018)[2]	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,014
City of New York, G.O. Bonds, Fiscal 2014, Series 2014-J, 3.00% 2016	4,000	4,001
City of New York, G.O. Bonds, Series 2013-D, 5.00% 2016	3,750	3,751
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,532
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,032
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	507
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,236
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-BB, 5.00% 2046	3,500	4,184
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	880
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,161
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,748
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-C, 5.00% 2016 (escrowed to maturity)	1,250	1,265
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-E, 5.00% 2016	2,000	2,024
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2037	1,000	1,233
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-1, 5.00% 2041	300	363
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,661
New York City, Housing Dev. Corp. Multi-Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	11,030
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), AMT, 2.00% 2028	4,600	4,600
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	15,200	15,356
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.75% 2031	3,130	3,162
New York City, Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028	2,000	2,020
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 2042[3]	2,250	2,303
American High-Income Municipal Bond Fund — Page 33 of 52

Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	$1,200	$1,405
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,233
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,758
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,132
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,482
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	367
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[3]	8,585	8,794
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[3]	535	541
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	11,043
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	5,000	5,565
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,750	5,214
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2031	4,000	4,340
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2032	2,000	2,152
Transportation Dev. Corp., Special Facs. Bonds (Laguardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2033	4,500	4,846
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,737
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,700	4,251
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	2,300	2,673
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,528
		228,651
North Carolina 0.18%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,410
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,612
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2020	725	807
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	2,120
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	1,000	1,110
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,330
		9,389
American High-Income Municipal Bond Fund — Page 34 of 52

Bonds, notes & other debt instruments North Dakota 0.18%	Principal amount (000)	Value (000)
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	$1,200	$1,434
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	597
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	6,500	7,108
		9,139
Ohio 5.25%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	1,500	1,656
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	9,075
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-A, 3.75% 2023 (put 2018)	1,275	1,292
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 5.00% 2031 (preref. 2022)	4,000	4,794
Akron, Bath, and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), 3.80% 2027 (preref. 2022)	1,925	2,186
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	2,350	2,350
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	105,320	105,265
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	20,205	20,661
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	5,125	6,038
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,189
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	1,000	1,032
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031 (preref. 2017)	4,000	4,077
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,976
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,287
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,171
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,681
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,155
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,152
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,231
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,422
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. - Mount Alverna Project), Series 2004-D, 6.50% 2034	1,315	1,348
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,598
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	1,850	2,055
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	10,735	13,007
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,702
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,169
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	2,000	2,020
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031 (preref. 2017)	1,000	1,019
American High-Income Municipal Bond Fund — Page 35 of 52

Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 4.00% 2046	$1,500	$1,613
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	500	598
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,167
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029 (preref. 2018)	1,680	1,853
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,470	3,836
Licking County, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	8,500	9,502
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	1,435	1,575
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	6,000	6,548
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	2,000	2,174
Solid Waste Disposal Rev. Bonds (USG Corp. Project), Series 1997, AMT, 5.60% 2032	950	950
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	6,555	7,564
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	6,200	7,139
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	924
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	809
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	6,000	6,792
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,847
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2005-B, 4.00% 2034 (put 2021)	8,000	8,367
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 3.625% 2033 (put 2020)	2,250	2,272
Water Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2014-B, 4.00% 2033 (put 2019)	2,000	2,040
		267,178
Oklahoma 0.81%
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2025	2,115	2,395
Fort Sill Apache OK Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[3]	6,615	8,010
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2008-A, AMT, 6.80% 2038	185	191
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	800	930
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,137
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,808
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	18,238
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	137
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,482
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	5,000	5,847
		41,175
American High-Income Municipal Bond Fund — Page 36 of 52

Bonds, notes & other debt instruments Oregon 0.56%	Principal amount (000)	Value (000)
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	$9,915	$9,957
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2034	1,000	1,195
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2035	1,145	1,363
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	1,500	1,783
City of Forest Grove, Oregon Campus Improvement Rev. Ref. Bonds (Pacific University Project), Series 2015-A, 5.00% 2030	550	664
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	252
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	332
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	293
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	248
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	247
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	333
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,383
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,539
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	325	358
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,000	1,095
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2051	455	494
		28,536
Pennsylvania 5.25%
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, 1.247% 2037[2]	6,000	5,533
Beaver County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2005-A, 4.00% 2035 (put 2021)	4,700	4,842
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,076
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,053
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	1,400	1,478
Delaware County Auth. (Commonwealth of Pennsylvania), Hospital Rev. Bonds (Crozer-Chester Medical Center Obligated Group), 5.00% 2031 (preref. 2016)	1,760	1,790
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,202
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2032	890	1,062
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,916
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,522
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	603
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,828
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	500	612
American High-Income Municipal Bond Fund — Page 37 of 52

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2028	$900	$1,097
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2029	300	364
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,111
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	3,030
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	833
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	982
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	489
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	3,155
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,795
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	949
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,794
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 0.85% 2045 (put 2016)[2]	1,000	1,000
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,000	7,273
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	7,500	9,050
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	9,200	10,890
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	8,250	9,742
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,250	1,471
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,874
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), 5.80% 2030	750	820
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.75% 2028	2,500	2,631
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.875% 2038	11,400	11,942
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 6.00% 2042	1,000	1,050
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043	6,400	7,027
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,419
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,116
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	4,260	4,664
Higher Educational Facs. Auth., Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,375	2,547
Higher Educational Facs. Auth., Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,398
American High-Income Municipal Bond Fund — Page 38 of 52

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	$570	$683
Higher Educational Facs. Auth., Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	750	884
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,827
Lancaster County, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 2045	1,500	1,712
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,154
Lehigh County General Purpose Auth., Hospital Rev. Bonds (Saint Luke’s Hospital of Bethlehem Project), Series 2007, 1.34% 2033[2]	540	488
Lycoming County, Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	5,111
Montgomery County, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	3,145	3,633
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,690	5,366
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	9,125	10,476
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	1,060	1,216
Montgomery County, Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,194
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	1,000	1,021
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	854
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,645
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,893
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,230
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	6,250	7,483
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 4.00% 2039	1,060	1,108
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	350	421
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	325	380
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	5,000	5,339
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,545	12,991
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	6,380	6,492
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,387
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-B, 5.00% 2017	500	516
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital), Series 2007-B, 5.00% 2017	440	450
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	5,082
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	3,630	3,894
American High-Income Municipal Bond Fund — Page 39 of 52

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	$3,855	$4,230
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,767
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,490
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 1.04% 2017[2]	1,000	999
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	2,500	2,982
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, 1.027% 2018[2]	8,000	8,001
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	4,995	5,060
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 2035	1,500	1,706
		267,195
Puerto Rico 3.38%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, Assured Guaranty insured, 5.125% 2047	585	606
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,540	1,085
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	31,815	22,416
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.75% 2037	100	72
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2023	370	389
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	135	135
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, National insured, 5.00% 2023	480	486
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2037	2,500	1,679
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2024	520	547
Electric Power Auth., Power Rev. Bonds, Series 2007-VV, National insured, 5.25% 2032	3,960	4,149
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 2028	500	336
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2040	2,050	1,377
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033	2,000	1,349
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040	295	199
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	405	273
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	510	503
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.953% 2029[2]	19,235	13,892
Electric Power Auth., Power Rev. Ref. Bonds, Series WW, 5.50% 2038	110	74
Public Improvement Bonds (G.O. Bonds), Series 2001-A, National insured, 5.50% 2020	460	489
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A-4, Assured Guaranty Municipal insured, 5.00% 2031	2,680	2,776
Public Improvement Rev. Ref. Bonds (G.O. Bonds), Series 2002-A, National insured, 5.50% 2021	615	654
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	4,250	4,528
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	11,085	11,771
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA1, Assured Guaranty Municipal insured, 4.95% 2026	545	556
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	1,755	1,919
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2003-G, 5.00% 2042	4,205	1,072
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, 4.80% 2024	30	8
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 4.50% 2035	30	8
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 5.00% 2018	40	10
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2005-K, 5.00% 2027	35	9
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2007-M, 5.00% 2032	60	15
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, National insured 5.25% 2035	295	303
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured 5.50% 2025	1,740	1,885
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, 5.50% 2021	45	11
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.00% 2036	180	160
American High-Income Municipal Bond Fund — Page 40 of 52

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.50% 2031	$235	$227
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,620	2,594
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	875	835
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	1,850	1,735
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	3,450	3,156
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2016	1,700	1,703
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	512
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	2,985	3,074
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,985	2,052
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,037
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,500	1,468
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), 4.00% 2024	300	228
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.00% 2018	355	319
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	737
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	586
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	733
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,200	871
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2016	790	787
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	42
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	2,280	1,655
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	100	100
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	355	369
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	1,285	1,396
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	12,025	12,393
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	11,760	2,718
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	29,640	6,525
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2045	8,660	1,596
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2046	4,350	759
American High-Income Municipal Bond Fund — Page 41 of 52

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 4.00% 2016	$105	$98
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A-1, 5.25% 2043	2,845	1,384
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2047	8,000	1,159
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	75,585	7,454
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	7,705	1,872
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	49,000	10,125
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2044	46,595	9,131
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	65	26
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	10	4
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2017	30	17
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,470	628
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,390	560
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,665	2,264
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,000	1,592
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	2,395	949
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	1,910	754
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	60	60
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,000	553
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	853
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	10	5
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	1,064
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	2,996
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	520	214
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	4,010	1,617
		171,927
Rhode Island 0.47%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	607
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	596
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033	1,250	1,457
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,663
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2030	1,500	1,801
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2031	1,750	2,092
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2033	1,500	1,775
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2034	1,600	1,889
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	868
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	400	433
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,031
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,669
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,063
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	1,500	1,513
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,518
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	2,815	2,864
		23,839
American High-Income Municipal Bond Fund — Page 42 of 52

Bonds, notes & other debt instruments South Carolina 0.97%	Principal amount (000)	Value (000)
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2032	$1,460	$483
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	14,708	2,367
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	5,500	6,008
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. and Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007, 5.625% 2042	6,000	6,065
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.00% 2016	410	412
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.125% 2026	2,485	2,491
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project), Series 2006, 5.30% 2036	2,015	2,019
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	6,000	7,235
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.25% 2026	2,205	2,207
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2006-A, 5.30% 2035	6,000	6,006
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,713
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,500	1,817
Public Service Auth., Rev. Obligations (Santee Cooper), Tax-Exempt Ref. and Improvement Series 2016-B, 5.00% 2056	5,200	6,144
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2033	1,000	1,219
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	2,000	2,427
		49,613
South Dakota 0.08%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	800	941
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,925	2,053
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,055	1,126
		4,120
Tennessee 0.76%
Chattanooga-Hamilton County, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,315	4,995
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2035	1,250	1,524
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 2040	700	846
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	3,195	3,454
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	4,000	4,305
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,816
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,966
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,151
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,147
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,818
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,214
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,852
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Bonds (Wellmont Health System Project), Series 2006-C, 5.25% 2036	6,000	6,022
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,645
		38,755
American High-Income Municipal Bond Fund — Page 43 of 52

Bonds, notes & other debt instruments Texas 6.97%	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	$2,910	$2,947
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	315	370
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	1,100	1,277
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	1,100	1,272
City of Austin, Texas, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,182
Brazoria County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032	750	881
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,545	26,887
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-A, AMT, 7.70% 2033[4]	8,400	142
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project), Series 1999-C, AMT, 7.70% 2032[4]	2,200	37
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-A, AMT, 8.25% 2030[4]	14,500	246
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Co. LLC Project), Series 2003-B, AMT, 6.30% 2032[4]	1,700	29
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,285
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,665
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,712
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	3,500	4,086
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,295	1,540
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,184
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2046	1,750	2,072
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,007
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.75% 2036	1,000	1,006
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2027 (preref. 2017)	1,800	1,848
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project), Series 2006-A, 5.50% 2037 (preref. 2017)	1,850	1,899
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,384
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,918
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,834
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	10,230
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,636
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,628
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	7,015	7,706
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	6,585	7,218
Gregg County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032	925	1,017
Gregg County, Health Facs. Dev. Corp., Hospital Rev. Bonds, (Good Shepherd Medical Center Project), Series 2006-A, 5.00% 2016	1,000	1,004
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	6,000	6,443
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	295
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	545
American High-Income Municipal Bond Fund — Page 44 of 52

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	$1,240	$1,327
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048	5,350	6,413
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,578
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,918
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,594
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	1,000	1,119
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	358
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	353
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,150
Harris County, Toll Road Rev. Ref. Bonds, Series 2009-B, 4.00% 2016	1,000	1,006
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 4.00% 2017	155	157
Harrison County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	2,500	2,712
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	215	223
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,138
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,912
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,508
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,452
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	11,335	12,612
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,327
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,310	7,160
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2024	1,000	1,215
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2025	1,000	1,230
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	3,450	4,112
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2035	700	811
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044 (preref. 2019)	1,000	1,168
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,139
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	2,000	2,437
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2028	1,400	1,771
Matagorda County, Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,182
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	650	652
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-A, AMT, 5.75% 2031[3]	3,500	3,736
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 2031[3]	14,165	15,142
American High-Income Municipal Bond Fund — Page 45 of 52

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020 (put 2013)	$2,500	$2,591
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,868
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	4,013
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,709
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% 2028[3,5]	6,700	6,916
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	3,700	4,033
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	600	650
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 4.00% 2017	265	267
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	110
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	2,093
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	2,060
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), Series 2015-A, 5.00% 2047	4,315	4,890
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	620
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,545
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.11% 2038 (put 2020)[2]	2,600	2,608
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033 (preref. 2018)	4,000	4,293
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	6,000	6,439
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	630
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	2,440	2,753
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,795
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,441
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,401
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,196
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,189
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2045	1,000	1,168
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2050	1,000	1,168
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2055	2,500	2,908
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2036	1,000	1,083
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2028	1,000	1,213
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,986
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,300	4,016
Regional Mobility Auth., Series 2016-A, 5.00% 2036	2,040	2,420
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,378
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,166
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,769
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,375
American High-Income Municipal Bond Fund — Page 46 of 52

Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
City of San Antonio, Airport System Rev. Ref. Bonds, AMT, 5.00% 2045	$1,500	$1,746
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,175	1,528
Sanger Texas Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	3,110	2,719
Board of Managers, Joint Guadalupe County - City of Seguin Hospital, Hospital Mortgage Rev. Ref. and Improvement Bonds, 5.00% 2023	1,000	1,146
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	710	773
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott & White Healthcare Project), Series 2008-A, 5.00% 2019 (preref. 2018)	660	719
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2024	1,610	1,863
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	1,650	1,904
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2040	1,350	1,543
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.25% 2016	110	111
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	1,475	1,660
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,771
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,045	1,100
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022 (preref. 2017)	810	859
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	560	586
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027 (preref. 2017)	440	467
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2014-A-1, 5.00% 2034	2,325	2,681
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	832
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,455
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,500	1,682
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, L.L.C. - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	335	396
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, L.L.C. - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	1,475	1,713
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Corpus Christi II, L.L.C. - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	1,145	1,315
City of Texas City Industrial Dev. Corporation, Industrial Dev. Rev. Bonds, (NRG Energy, Inc. Project), Series 2012, 4.125% 2045	2,000	2,092
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,662
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,569
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds, (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2027	410	426
		355,122
American High-Income Municipal Bond Fund — Page 47 of 52

Bonds, notes & other debt instruments Vermont 0.08%	Principal amount (000)	Value (000)
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	$1,000	$1,205
Educational and Health Buildings Fncg. Agcy., Rev. Green Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	1,000	1,191
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 2.153% 2022[2]	1,672	1,691
		4,087
Virgin Islands 0.16%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,578
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	504
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[3]	2,000	2,022
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	3,000	3,013
		8,117
Virginia 1.04%
Industrial Dev. Auth. of the City of Alexandria, Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,534
Industrial Dev. Auth. of Botetourt County, Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,162
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[1]	1,500	1,240
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,828
College Building Auth., Educational Facs. Rev. Ref. Bonds (Marymount University Project), Series 2015-B, 5.25% 2035[3]	400	455
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	2,060	2,325
Fairfax County, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035 (preref. 2019)	1,125	1,277
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds (Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,519
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,774
Econ. Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,074
Industrial Dev. Auth. of the City of Harrisonburg, Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,196
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	412
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	461	463
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,403
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026[4]	869	434
Newport News Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 2045[3]	4,500	4,844
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	3,900	4,080
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	955	996
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,408	3,553
Port Auth., Port Facs. Rev. Ref. Bonds, AMT, 5.00% 2039	1,000	1,202
Port Auth., Port Facs. Rev. Ref. Bonds, AMT, 5.00% 2040	2,000	2,403
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,984
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2030	1,300	1,601
American High-Income Municipal Bond Fund — Page 48 of 52

Bonds, notes & other debt instruments Virginia (continued)	Principal amount (000)	Value (000)
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	$1,000	$1,207
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	876	878
		52,844
Washington 1.51%
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	1,000	1,299
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	1,250	1,515
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	9,500	9,990
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.44% 2035 (put 2021)[2]	8,375	8,311
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[3]	100	107
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[3]	1,755	1,913
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[3]	2,150	2,329
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-2, 4.875% 2022[3]	3,000	3,014
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 2021[3]	700	709
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[3]	7,000	8,323
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[3]	9,090	10,840
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2036[3]	750	811
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2046[3]	1,450	1,555
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2051[3]	2,150	2,288
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	2,060	2,185
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,326
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,319
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	6,375	6,943
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,185
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,776
Skagit County, Public Hospital Dist. No. 1, Hospital Improvement Rev. Ref. Bonds (Skagit Regional Health), Series 2013-A, 5.00% 2037	4,000	4,422
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,624
		76,784
West Virginia 0.16%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,197
West Virginia University, Board of Governors Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, 0.97% 2041 (put 2019)[2]	3,000	2,980
		8,177
Wisconsin 1.47%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,705
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	2,000	2,319
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	500	552
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,225
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	185	204
American High-Income Municipal Bond Fund — Page 49 of 52

Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2045	$1,000	$1,107
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2044	1,000	1,183
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.25% 2029 (preref. 2019)	1,000	1,184
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	3,000	3,620
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033	550	602
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	19,000	20,235
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), AMT, 5.00% 2022	85	96
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	485
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	529
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,305
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	1,500	1,627
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	3,000	3,243
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,118
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	2,025
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,536
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.00% 2035	1,000	1,137
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	2,000	2,280
Public Fin. Auth., Student Housing Rev. Bonds (CHF - Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,486
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,376
Public Fin. Auth., Exempt Facs. Ref. Rev. Bonds (National Gypsum Company), Series 2016, AMT, 4.00% 2035	9,000	9,308
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2028	3,000	3,698
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2030	2,200	2,689
		74,874
Total bonds, notes & other debt instruments (cost: $4,399,961,000)		4,760,948
Short-term securities 6.73%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.30% 11/3/2016	5,000	5,000
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-4, 0.44% 10/5/2016	8,000	8,000
State of California, Various Purpose G.O. Bonds, 2.00% 8/1/2016	5,000	5,000
State of California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2016-A-2, 0.46% 10/11/2016	5,000	5,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 6/30/2017	14,000	14,323
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	50,000	50,640
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-1, 0.43% 8/4/2016	3,000	3,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.43% 9/2/2016	4,000	4,000
District of Columbia, Tax and Rev. Anticipation Notes, Series 2015, 1.50% 9/30/2016	15,000	15,029
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	5,000	5,065
American High-Income Municipal Bond Fund — Page 50 of 52

Short-term securities	Principal amount (000)	Value (000)
State of Kentucky, Louisville and Jefferson County, Metropolitan Sewer Dist., Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	$5,000	$5,070
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.38% 2026[2]	5,915	5,915
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.45% 8/9/2016	5,000	5,000
State of Massachusetts, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-EE, 0.43% 9/6/2016	5,000	5,000
State of Massachusetts, School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2016	15,000	15,031
State of Michigan, Fin. Auth. State Aid Rev. Notes (School Dist. of the City of Detroit), Series 2015-E, 5.75% 8/22/2016[3]	5,000	5,005
State of Minnesota, Housing and Redev. Auth. of the City of St. Paul, Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.39% 2035[2]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.40% 2030[2]	4,980	4,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.40% 2030[2]	13,550	13,550
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-F, 0.40% 2030[2]	3,260	3,260
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.40% 2035[2]	8,000	8,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.40% 2030[2]	4,700	4,700
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Ref. Bonds (St. Louis University), Series 2008-A-2, 0.37% 2035[2]	1,220	1,220
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.45% 2032[2]	3,175	3,175
State of New York, Dormitory Auth., University of Rochester Rev. Bonds, Series 2003-A, JPMorgan Chase LOC, 0.39% 2031[2]	2,470	2,470
State of New York, City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, JPMorgan Chase LOC, 0.40% 2037[2]	5,000	5,000
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,567
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1, 1.00% 8/1/2016	5,000	5,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2015-B-1-G, 1.00% 8/1/2016	20,000	20,001
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	7,000	7,062
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-F 2.00% 10/1/2016	10,000	10,026
State of New York, City of New York, G.O. Bonds, Series 1994-E-2, 0.39% 2020[2]	6,500	6,500
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.39% 2036[2]	11,100	11,100
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.40% 2038[2]	5,000	5,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.39% 2045[2]	6,100	6,100
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.39% 2022[2]	5,855	5,855
State of Ohio, Ohio Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project), Series 2008-B, 0.44% 2018[2]	400	400
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2015-A, 2.00% 9/15/2016	23,000	23,047
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	15,000	15,205
American High-Income Municipal Bond Fund — Page 51 of 52

Short-term securities	Principal amount (000)	Value (000)
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), AMT, Goldman Sachs LOC, 0.47% 2018[2]	$3,100	$3,100
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.47% 2021[2]	400	400
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2003, AMT, 0.35% 2025[2]	200	200
State of Texas, Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 0.37% 2031[2]	3,000	3,000
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp. Rev. Bonds (ExxonMobil Project), Series 2011, 0.34% 2051[2]	4,000	4,000
Total short-term securities (cost: $342,907,000)		342,996
Total investment securities 100.22% (cost: $4,742,868,000)		5,103,944
Other assets less liabilities (0.22%)		(11,429)
Net assets 100.00%		$5,092,515

[1]	Step bond; coupon rate will increase at a later date.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $343,128,000, which represented 6.74% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-040-0916O-S54090	American High-Income Municipal Bond Fund — Page 52 of 52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolios (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York (the “Funds”) at July 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented (other than as noted below for The Tax-Exempt Fund of California), in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolios (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2016 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial highlights of The Tax-Exempt Fund of California for each of the periods ended on or before July 31, 2013, were audited by another independent registered public accounting firm whose report dated September 9, 2013, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Los Angeles, California

September 12, 2016

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By _/s/ Karl J. Zeile_
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: September 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Karl J. Zeile_
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: September 30, 2016

By __/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 30, 2016